OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



GEI U.S. EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                         NUMBER OF
                                                                           SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.2%
--------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.5%
Autozone, Inc.                                                          $       985                      $       98,195 (a)
Bed Bath & Beyond, Inc.                                                      13,434                             515,866 (a)
Cablevision Systems Corp. (Class A)                                           7,796                             208,153 (a)
Carnival Corp.                                                               16,388                             776,300
CBS Corp.                                                                     9,164                             219,753
Comcast Corp. (Class A)                                                      51,141                           1,335,803 (a)
Comcast Corp. (Class A)                                                         356                               9,313 (a)
Kohl's Corp.                                                                  4,149                             219,938 (a)
Koninklijke Philips Electronics N.V. ADR                                     11,136                             374,726
Liberty Global Inc. (Series C)                                               19,530                             385,717 (a)
Liberty Global, Inc. (Series A)                                               4,542                              92,975 (a)
Liberty Media Corp. (Series A)                                              135,929                           1,115,977 (a)
Lowe's Companies, Inc.                                                        5,518                             355,580
News Corp. (Class A)                                                         16,413                             272,620
Omnicom Group, Inc.                                                          14,033                           1,168,247
Ross Stores, Inc.                                                             8,862                             258,682 (j)
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                     4,302                             291,374
Target Corp.                                                                 12,049                             626,668
The Home Depot, Inc.                                                         34,565                           1,462,100
Time Warner Inc.                                                             32,826                             551,149
Viacom Inc. (Class B)                                                        20,969                             813,597 (a)
                                                                                                             11,152,733

CONSUMER STAPLES - 9.4%
Alberto-Culver Company                                                        6,746                             298,376
Altria Group, Inc.                                                              835                              59,168
Clorox Co.                                                                   22,304                           1,334,894
Colgate-Palmolive Co.                                                        21,746                           1,241,697
Diageo PLC ADR                                                                2,133                             135,296 (j)
General Mills, Inc.                                                           6,976                             353,544
Kellogg Co.                                                                  17,582                             774,311
Kimberly-Clark Corp.                                                          6,155                             355,759
PepsiCo, Inc.                                                                37,888                           2,189,548 (h)
Procter & Gamble Co.                                                          7,368                             424,544
Sara Lee Corp.                                                                8,215                             146,884
The Coca-Cola Co.                                                            43,395                           1,816,949
                                                                                                              9,130,970

ENERGY - 9.2%
Amerada Hess Corp.                                                            4,855                             691,352 (j)
Burlington Resources, Inc.                                                    2,636                             242,275
EnCana Corp.                                                                  6,319                             295,287
EOG Resources, Inc.                                                           4,185                             301,320
Exxon Mobil Corp.                                                            59,990                           3,650,991 (h)
Halliburton Co.                                                              15,139                           1,105,450
Occidental Petroleum Corp.                                                    8,359                             774,461
Schlumberger Ltd.                                                            10,196                           1,290,508
Transocean Inc.                                                               7,439                             597,352 (a)
                                                                                                              8,948,996

FINANCIALS - 16.8%
AFLAC Incorporated                                                           11,817                             533,301
Allstate Corp.                                                               14,854                             774,042
American Express Co.                                                          5,169                             271,631
American International Group, Inc.                                           34,395                           2,273,166
Bank of America Corp.                                                        56,933                           2,592,729
Berkshire Hathaway, Inc. (Class B)                                              136                             409,632 (a)
BlackRock Inc. (Class A)                                                      1,313                             183,820
Chubb Corp.                                                                   4,514                             430,816
Citigroup, Inc.                                                              22,486                           1,062,014
Everest Re Group, Ltd.                                                        2,297                             214,471
Federal Home Loan Mortgage Corp.                                             13,294                             810,934
Federal National Mortgage Assoc.                                             16,987                             873,132
HCC Insurance Holdings, Inc.                                                  4,596                             159,941 (j)
Mellon Financial Corp.                                                       31,914                           1,136,138
Merrill Lynch & Company, Inc.                                                11,023                             868,171
Metlife, Inc.                                                                 6,071                             293,654
Morgan Stanley                                                                7,878                             494,896
Principal Financial Group                                                       411                              20,057
Prudential Financial, Inc.                                                    3,406                             258,209
State Street Corp.                                                           23,759                           1,435,756 (e)
SunTrust Banks, Inc.                                                         13,910                           1,012,092
The Bank of New York Company, Inc.                                            3,282                             118,283
Wells Fargo & Co.                                                             1,723                             110,048
                                                                                                             16,336,933

HEALTHCARE - 13.8%
Abbott Laboratories                                                          36,466                           1,548,711 (h)
Advanced Medical Optics, Inc.                                                 1,386                              64,643 (a,j)
Aetna, Inc.                                                                  14,657                             720,245
Amgen, Inc.                                                                  15,963                           1,161,308 (a)
Baxter International, Inc.                                                    6,564                             254,749
Boston Scientific Corp.                                                       4,149                              95,634 (a)
Eli Lilly & Co.                                                               5,416                             299,505
GlaxoSmithKline PLC ADR                                                       8,892                             465,141 (j)
Johnson & Johnson                                                            34,143                           2,021,948
LIncare Holdings Inc.                                                        12,815                             499,272 (a)
Medco Health Solutions, Inc.                                                  6,155                             352,189 (a)
Medtronic Inc.                                                                3,593                             182,345
Novartis AG ADR                                                               5,662                             313,901
Pfizer Inc.                                                                 110,199                           2,746,159
Quest Diagnostics Inc.                                                        5,744                             294,667
Smith & Nephew PLC ADR                                                        2,281                             101,755 (j)
UnitedHealth Group Incorporated                                              10,105                             564,465
Wyeth                                                                        34,713                           1,684,275
                                                                                                             13,370,912

INDUSTRIALS - 8.4%
ABB Ltd. ADR                                                                 22,157                             278,070 (a,j)
Burlington Northern Santa Fe Corp.                                            3,775                             314,571
Cooper Industries Ltd.                                                        2,872                             249,577
Corinthian Colleges, Inc.                                                     7,595                             109,368 (a,j)
CSX Corp.                                                                       984                              58,843
Danaher Corp.                                                                 2,544                             161,671 (j)
Deere & Co.                                                                   6,976                             551,453
Dover Corp.                                                                  28,493                           1,383,620 (h)
Eaton Corp.                                                                  12,814                             935,038
General Dynamics Corp.                                                        5,088                             325,530
Honeywell International Inc.                                                  1,970                              84,257
ITT Industries, Inc.                                                          2,052                             115,363
Northrop Grumman Corp.                                                        7,222                             493,190
Rockwell Collins, Inc.                                                        2,052                             115,630
Southwest Airlines Co.                                                       22,781                             409,830
Textron Inc.                                                                  6,229                             581,726
3M Co.                                                                        1,344                             101,727
Tyco International Ltd.                                                      24,592                             661,033
United Technologies Corp.                                                    19,061                           1,104,966
Waste Management, Inc.                                                        4,349                             153,520
                                                                                                              8,188,983

INFORMATION TECHNOLOGY - 18.1%
Activision, Inc.                                                              5,745                              79,224 (a)
Analog Devices, Inc.                                                         28,575                           1,094,137
Applied Materials, Inc.                                                       8,207                             143,705 (h)
Automatic Data Processing, Inc.                                              11,289                             515,682
Checkfree Corp.                                                               2,462                             124,331 (a)
Cisco Systems, Inc.                                                          61,959                           1,342,652 (a)
Dell, Inc.                                                                   17,451                             519,342 (a)
eBay, Inc.                                                                    4,031                             157,451 (a)
EMC Corporation                                                              46,477                             633,482 (a)
Fidelity National Information Services, Inc.                                  4,596                             186,368 (j)
First Data Corp.                                                             55,404                           2,594,015
Hewlett-Packard Co.                                                           6,468                             212,797
Intel Corp.                                                                  32,006                             619,316
International Business Machines Corp.                                        10,340                             852,740
Intuit Inc.                                                                  22,065                           1,173,637 (a)
Linear Technology Corp.                                                       7,041                             246,998
Microsoft Corp.                                                             136,087                           3,702,927
Molex Inc. (Class A)                                                         28,723                             853,648
Novell, Inc.                                                                 10,755                              82,598 (a)
Oracle Corp.                                                                134,920                           1,847,055 (a)
Sun Microsystems, Inc.                                                       30,655                             157,260 (a)
Xerox Corp.                                                                  11,489                             174,633 (a)
Yahoo! Inc.                                                                   8,899                             287,082 (a)
                                                                                                             17,601,080

MATERIALS - 3.4%
Air Products & Chemicals, Inc.                                                5,745                             386,007
Alcoa, Inc.                                                                   3,283                             100,328
Barrick Gold Corp.                                                           12,473                             339,765
Dow Chemical Co.                                                              5,287                             214,652
Freeport-McMoRan Copper & Gold Inc. (Class B)                                10,252                             612,762
Monsanto Co.                                                                 13,526                           1,146,329
Newmont Mining Corp.                                                          7,326                             380,146
Weyerhaeuser Co.                                                              1,575                             114,077 (j)
                                                                                                              3,294,066

TELECOMMUNICATION SERVICES - 2.7%
Alltel Corp.                                                                 11,233                             727,337
Sprint Corporation                                                           24,529                             633,829
Verizon Communications Inc.                                                  17,256                             587,739 (h)
Vodafone Group PLC ADR                                                       30,927                             646,374
                                                                                                              2,595,279

UTILITIES - 1.9%
American Electric Power Company, Inc.                                         4,924                             167,514
Constellation Energy Group, Inc.                                              7,386                             404,088
Dominion Resources, Inc.                                                      3,857                             266,249
Entergy Corp.                                                                 3,775                             260,249
PG&E Corp.                                                                   10,117                             393,551 (j)
PPL Corp.                                                                     5,992                             176,165
Southern Co.                                                                  6,432                             210,777
                                                                                                              1,878,593

TOTAL COMMON STOCK                                                                                           92,498,545
(COST $83,539,216)

--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.1%
--------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                            17,813                             579,813
Industrial Select Sector SPDR Fund                                           71,024                           2,400,611

TOTAL EXCHANGE TRADED FUNDS                                                                                   2,980,424
(COST $2,379,105)

TOTAL INVESTMENTS IN SECURITIES                                                                              95,478,969
(COST $85,918,321)

--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.5%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.7%
GEI Short Term Investment Fund
4.87%                                                                     1,620,755                           1,620,755 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 2.8%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                     2,723,270                           2,723,270 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                  4,344,025
(COST $4,344,025)

TOTAL INVESTMENTS                                                                                            99,822,994
(COST $90,262,346)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.8)%                                                          (2,700,433)
                                                                                                         --------------
NET ASSETS  - 100.0%                                                                                     $   97,122,561
                                                                                                         ===============


--------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------------

The GEI U.S. Equity had the following short futures contracts open at March 31, 2006 (unaudited):


                                                                                           CURRENT         UNREALIZED
                                                                            NUMBER OF      NOTIONAL       APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE          CONTRACTS       VALUE         DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                               June 2006                   1       $  (327,375)   $           --


GEI S&P 500 INDEX

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                         NUMBER OF
                                                                           SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.6%
--------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.1%
Amazon.Com, Inc.                                                             13,800                      $      503,838 (a)
Apollo Group, Inc. (Class A)                                                  6,000                             315,060 (a)
Autonation, Inc.                                                              7,500                             161,625 (a)
Autozone, Inc.                                                                2,544                             253,611 (a)
Bed Bath & Beyond, Inc.                                                      12,200                             468,480 (a)
Best Buy Company, Inc.                                                       17,700                             989,961
Big Lots, Inc.                                                                4,400                              61,424 (a)
Black & Decker Corp.                                                          3,407                             296,034
Brunswick Corp.                                                               4,068                             158,082
Carnival Corp.                                                               19,100                             904,767
CBS Corp.                                                                    34,713                             832,418
Centex Corp.                                                                  5,220                             323,588
Circuit City Stores, Inc.                                                     7,326                             179,340
Clear Channel Communications, Inc.                                           22,500                             652,725
Coach, Inc.                                                                  16,700                             577,486 (a)
Comcast Corp. (Class A)                                                      94,339                           2,467,908 (a)
Cooper Tire & Rubber Co.                                                      2,923                              41,916
D.R. Horton, Inc.                                                            12,100                             401,962
Darden Restaurants, Inc.                                                      6,029                             247,370
Dillard's, Inc. (Class A)                                                     2,295                              59,762
Dollar General Corp.                                                         14,791                             261,357
Dow Jones & Company, Inc.                                                     2,442                              95,971
Eastman Kodak Co.                                                            12,875                             366,165
Family Dollar Stores, Inc.                                                    7,300                             194,180
Federated Department Stores Inc.                                             12,115                             884,395
Ford Motor Co.                                                               80,799                             643,160
Fortune Brands, Inc.                                                          6,541                             527,401
Gannett Company, Inc.                                                        10,508                             629,639
General Motors Corp.                                                         25,047                             532,750
Genuine Parts Co.                                                             7,496                             328,550
Goodyear Tire & Rubber Co.                                                    8,619                             124,803 (a)
H&R Block, Inc.                                                              14,708                             318,428
Harley-Davidson, Inc.                                                        12,300                             638,124
Harman International Industries Inc.                                          3,000                             333,390
Harrah's Entertainment, Inc.                                                  8,235                             642,001
Hasbro, Inc.                                                                  7,896                             166,606
Hilton Hotels Corp.                                                          14,688                             373,956
International Game Technology                                                14,600                             514,212
Interpublic Group of Companies, Inc.                                         19,730                             188,619 (a)
J.C. Penney Company, Inc.                                                    10,187                             615,397
Johnson Controls, Inc.                                                        8,682                             659,224
Jones Apparel Group, Inc.                                                     5,000                             176,850
KB Home                                                                       3,460                             224,831
Knight-Ridder, Inc.                                                           2,900                             183,309
Kohl's Corp.                                                                 15,500                             821,655 (a)
Leggett & Platt Incorporated                                                  8,000                             194,960
Lennar Corp. (Class A)                                                        5,900                             356,242
Limited Brands                                                               15,088                             369,052
Liz Claiborne Inc.                                                            4,430                             181,541
Lowe's Companies, Inc.                                                       33,828                           2,179,876
Marriott International Inc. (Class A)                                         7,322                             502,289
Mattel, Inc.                                                                 17,851                             323,639
Maytag Corp.                                                                  2,795                              59,617
McDonald's Corp.                                                             55,634                           1,911,584
McGraw-Hill Companies Inc.                                                   16,440                             947,273
Meredith Corp.                                                                1,998                             111,468
New York Times Co. (Class A)                                                  6,088                             154,087
Newell Rubbermaid Inc.                                                       12,456                             313,767
News Corp. (Class A)                                                        105,600                           1,754,016
Nike Inc. (Class B)                                                           8,504                             723,690
Nordstrom, Inc.                                                               9,784                             383,337
Office Depot, Inc.                                                           12,800                             476,672 (a)
OfficeMax, Inc.                                                               3,023                              91,204
Omnicom Group, Inc.                                                           8,000                             666,000
Pulte Homes, Inc.                                                             9,788                             376,055
RadioShack Corp.                                                              5,956                             114,534
Sears Holdings Corp.                                                          4,519                             597,593 (a)
Sherwin-Williams Co.                                                          5,263                             260,203
Snap-On Incorporated                                                          2,409                              91,831
Stanley Works                                                                 3,026                             153,297
Staples, Inc.                                                                32,750                             835,780
Starbucks Corp.                                                              34,200                           1,287,288 (a)
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                     9,300                             629,889
Target Corp.                                                                 38,752                           2,015,491
The E.W. Scripps Co. (Class A)                                                3,900                             174,369
The Gap, Inc.                                                                24,818                             463,600
The Home Depot, Inc.                                                         92,218                           3,900,821
The Walt Disney Co.                                                          83,437                           2,327,058
Tiffany & Co.                                                                 6,400                             240,256
Time Warner Inc.                                                            195,414                           3,281,001 (h)
TJX Companies, Inc.                                                          20,380                             505,832
Tribune Co.                                                                  11,718                             321,425
Univision Communications Inc. (Class A)                                      10,000                             344,700 (a)
VF Corp.                                                                      4,102                             233,404
Viacom Inc. (Class B)                                                        34,513                           1,339,104 (a)
Wendy's International, Inc.                                                   5,131                             318,430
Whirlpool Corp.                                                               3,109                             284,380
Yum! Brands, Inc.                                                            11,922                             582,509
                                                                                                             52,721,494

CONSUMER STAPLES - 9.1%
Alberto-Culver Company                                                        3,399                             150,338
Albertson's, Inc.                                                            16,561                             425,121 (h)
Altria Group, Inc.                                                           90,679                           6,425,514
Anheuser-Busch Companies, Inc.                                               34,308                           1,467,353 (h)
Archer-Daniels-Midland Co.                                                   29,086                             978,744
Avon Products, Inc.                                                          19,928                             621,156
Brown-Forman Corp. (Class B)                                                  3,758                             289,253
Campbell Soup Co.                                                             7,976                             258,422
Clorox Co.                                                                    6,784                             406,022
Coca-Cola Enterprises, Inc.                                                  13,100                             266,454
Colgate-Palmolive Co.                                                        22,772                           1,300,281
ConAgra Foods, Inc.                                                          23,168                             497,185
Constellation Brands, Inc. (Class A)                                          9,200                             230,460 (a)
Costco Wholesale Corp.                                                       21,066                           1,140,935
CVS Corp.                                                                    35,812                           1,069,704
Dean Foods Co.                                                                6,000                             232,952 (a)
General Mills, Inc.                                                          15,822                             801,859
HJ Heinz Co.                                                                 14,997                             568,686
Kellogg Co.                                                                  11,190                             492,808
Kimberly-Clark Corp.                                                         20,536                           1,186,981
Kroger Co.                                                                   32,330                             658,239 (a)
McCormick & Company, Inc.                                                     6,200                             209,932
Molson Coors Brewing Co. (Class B)                                            2,265                             155,424
Pepsi Bottling Group, Inc.                                                    6,300                             191,457
PepsiCo, Inc.                                                                71,874                           4,153,598
Procter & Gamble Co.                                                        142,945                           8,236,491
Reynolds American Inc.                                                        3,700                             390,350
Safeway Inc.                                                                 19,900                             499,888
Sara Lee Corp.                                                               34,457                             616,091
Supervalu Inc.                                                                6,400                             197,248
Sysco Corp.                                                                  27,444                             879,580
The Coca-Cola Co.                                                            89,451                           3,745,313 (h)
The Estee Lauder Companies Inc. (Class A)                                     4,900                             182,231
The Hershey Company                                                           7,884                             411,781
Tyson Foods, Inc. (Class A)                                                  10,300                             141,522
UST Inc.                                                                      7,279                             302,806
Walgreen Co.                                                                 44,600                           1,923,598
Wal-Mart Stores, Inc.                                                       108,524                           5,126,674
Whole Foods Market, Inc.                                                      6,300                             418,572
WM Wrigley Jr. Co.                                                            7,668                             490,752
                                                                                                             47,741,775

ENERGY - 9.6%
Amerada Hess Corp.                                                            3,490                             496,976 (h)
Anadarko Petroleum Corp.                                                     10,128                           1,023,029
Apache Corp.                                                                 14,748                             966,141
Baker Hughes Incorporated                                                    15,350                           1,049,940
BJ Services Co.                                                              14,500                             501,700
Burlington Resources, Inc.                                                   16,282                           1,496,479
Chesapeake Energy Corp.                                                      16,300                             511,983
Chevron Corporation                                                          96,669                           5,603,902
ConocoPhillips                                                               59,842                           3,779,022
Devon Energy Corp.                                                           19,492                           1,192,326
El Paso Corp.                                                                29,282                             352,848
EOG Resources, Inc.                                                          10,900                             784,800
Exxon Mobil Corp.                                                           265,524                          16,159,791 (h)
Halliburton Co.                                                              22,860                           1,669,237
Kerr-McGee Corp.                                                              5,248                             501,079
Kinder Morgan, Inc.                                                           4,400                             404,756
Marathon Oil Corp.                                                           16,121                           1,227,937
Murphy Oil Corp.                                                              7,400                             368,668
Nabors Industries Ltd.                                                        7,100                             508,218 (a)
National Oilwell Varco, Inc.                                                  7,600                             487,312 (a)
Noble Corp.                                                                   6,200                             502,820
Occidental Petroleum Corp.                                                   19,010                           1,761,277
Rowan Companies, Inc.                                                         5,177                             227,581
Schlumberger Ltd.                                                            25,654                           3,247,027
Sunoco, Inc.                                                                  5,876                             455,801
The Williams Companies, Inc.                                                 25,186                             538,729
Transocean Inc.                                                              14,266                           1,145,560 (a)
Valero Energy Corp.                                                          27,500                           1,643,950
Weatherford International Ltd.                                               15,300                             699,975 (a)
XTO Energy Inc.                                                              15,833                             689,844
                                                                                                             49,998,708

FINANCIALS - 20.7%
ACE Ltd.                                                                     14,100                             733,341
AFLAC Incorporated                                                           22,300                           1,006,399
Allstate Corp.                                                               28,676                           1,494,306 (h)
AMBAC Financial Group, Inc.                                                   4,500                             358,200
American Express Co.                                                         54,522                           2,865,131 (h)
American International Group, Inc.                                          112,809                           7,455,547 (h)
Ameriprise Financial Inc.                                                    10,704                             482,322
AmSouth Bancorp                                                              15,050                             407,103
AON Corp.                                                                    14,236                             590,936
Apartment Investment & Management Co. (Class A) (REIT)                        4,300                             201,670
Archstone-Smith Trust (REIT)                                                  9,500                             463,315
Bank of America Corp.                                                       201,921                           9,195,482
BB&T Corp.                                                                   23,800                             932,960
Boston Properties, Inc. (REIT)                                                3,100                             288,839
Capital One Financial Corp.                                                  13,300                           1,070,916
Charles Schwab Corp.                                                         46,511                             800,454
Chubb Corp.                                                                   8,997                             858,674
Cincinnati Financial Corp.                                                    7,592                             319,395
CIT Group, Inc.                                                               8,800                             470,976
Citigroup, Inc.                                                             216,976                          10,247,776 (h)
Comerica Incorporated                                                         7,456                             432,224
Compass Bancshares, Inc.                                                      5,800                             293,538
Countrywide Financial Corp.                                                  26,198                             961,467
E*Trade Financial Corp.                                                      17,400                             469,452 (a)
Equity Office Properties Trust (REIT)                                        18,400                             617,872
Equity Residential (REIT)                                                    12,900                             603,591
Federal Home Loan Mortgage Corp.                                             30,565                           1,864,465
Federal National Mortgage Assoc.                                             42,576                           2,188,406
Federated Investors Inc. (Class B)                                            3,600                             140,580
Fifth Third Bancorp                                                          24,616                             968,886
First Horizon National Corp.                                                  5,700                             237,405
Franklin Resources, Inc.                                                      6,500                             612,560
Genworth Financial, Inc. (Class A)                                           16,800                             561,624
Golden West Financial Corp.                                                  11,430                             776,097
Goldman Sachs Group, Inc.                                                    19,200                           3,013,632
Huntington Bancshares Incorporated                                            9,934                             239,707
Janus Capital Group, Inc.                                                     9,300                             215,481
Jefferson-Pilot Corp.                                                         5,823                             325,739
JPMorgan Chase & Co.                                                        151,476                           6,307,461 (h)
Keycorp                                                                      17,828                             656,070
Kimco Realty Corp. (REIT)                                                     8,800                             357,632
Lehman Brothers Holdings Inc.                                                11,800                           1,705,454
Lincoln National Corp.                                                        7,612                             415,539
Loews Corp.                                                                   6,032                             610,438
M&T Bank Corp.                                                                3,400                             388,076
Marsh & McLennan Companies Inc.                                              24,208                             710,747
Marshall & Ilsley Corp.                                                       9,300                             405,294
MBIA Inc.                                                                     6,035                             362,885
Mellon Financial Corp.                                                       18,228                             648,917
Merrill Lynch & Company, Inc.                                                39,834                           3,137,326
Metlife, Inc.                                                                33,500                           1,620,395
MGIC Investment Corp.                                                         3,959                             263,788
Moody's Corp.                                                                10,884                             777,771
Morgan Stanley                                                               46,596                           2,927,161
National City Corp.                                                          24,164                             843,324
North Fork Bancorporation, Inc.                                              21,500                             619,845
Northern Trust Corp.                                                          8,400                             441,000
Plum Creek Timber Company, Inc (REIT)                                         8,300                             306,519
Principal Financial Group                                                    12,500                             610,000
Progressive Corp.                                                             8,700                             907,062
Prologis (REIT)                                                              10,900                             583,150
Prudential Financial, Inc.                                                   21,800                           1,652,658
Public Storage, Inc. (REIT)                                                   3,600                             292,428
Regions Financial Corp.                                                      20,682                             727,386
Safeco Corp.                                                                  5,481                             275,201
Simon Property Group, Inc. (REIT)                                             8,100                             681,534
SLM Corp.                                                                    18,600                             966,084
Sovereign Bancorp, Inc.                                                      16,500                             361,515
State Street Corp.                                                           14,300                             864,149 (e)
SunTrust Banks, Inc.                                                         16,229                           1,180,822
Synovus Financial Corp.                                                      13,550                             367,070
T Rowe Price Group, Inc.                                                      5,700                             445,797
The Bank of New York Company, Inc.                                           34,210                           1,232,928 (h)
The Bear Stearns Companies Inc.                                               5,069                             703,070
The Hartford Financial Services Group, Inc.                                  13,404                           1,079,692
The PNC Financial Services Group, Inc.                                       12,908                             868,837
The St. Paul Travelers Companies, Inc.                                       30,499                           1,274,553
Torchmark Corp.                                                               4,800                             274,080
UnumProvident Corp.                                                          12,789                             261,919
US Bancorp                                                                   79,399                           2,421,670
Vornado Realty Trust (REIT)                                                   5,300                             508,800
Wachovia Corp.                                                               70,411                           3,946,537
Washington Mutual Inc.                                                       43,881                           1,870,208
Wells Fargo & Co.                                                            72,818                           4,650,886
XL Capital Ltd.                                                               7,700                             493,647
Zions Bancorporation                                                          4,700                             388,831
                                                                                                            108,162,624

HEALTHCARE - 12.7%
Abbott Laboratories                                                          67,696                           2,875,049 (h)
Aetna, Inc.                                                                  25,408                           1,248,549
Allergan, Inc.                                                                6,752                             732,592
AmerisourceBergen Corp.                                                       9,142                             441,284
Amgen, Inc.                                                                  50,748                           3,691,917 (a,h)
Applera Corp. - Applied Biosystems Group                                      8,200                             222,548
Barr Pharmaceuticals, Inc.                                                    4,400                             277,112 (a)
Bausch & Lomb Inc.                                                            2,228                             141,924
Baxter International, Inc.                                                   28,248                           1,096,305
Becton Dickinson & Co.                                                       11,170                             687,849
Biogen Idec, Inc.                                                            15,000                             706,500 (a)
Biomet, Inc.                                                                 11,115                             394,805
Boston Scientific Corp.                                                      26,176                             603,357 (a)
Bristol-Myers Squibb Co.                                                     86,608                           2,131,423 (h)
C.R. Bard, Inc.                                                               4,702                             318,843
Cardinal Health, Inc.                                                        18,501                           1,378,694
Caremark Rx, Inc.                                                            19,770                             972,289 (a)
Chiron Corp.                                                                  4,700                             215,307 (a)
Cigna Corp.                                                                   5,263                             687,453
Coventry Health Care, Inc.                                                    7,300                             394,054 (a)
Eli Lilly & Co.                                                              49,816                           2,754,825
Express Scripts, Inc.                                                         6,600                             580,140 (a)
Fisher Scientific International Inc.                                          5,400                             367,470 (a)
Forest Laboratories, Inc.                                                    14,100                             629,283 (a)
Genzyme Corp.                                                                11,600                             779,752 (a)
Gilead Sciences, Inc.                                                        20,500                           1,275,510 (a)
Guidant Corp.                                                                14,824                           1,157,161
HCA Inc.                                                                     17,800                             815,062
Health Management Associates Inc. (Class A)                                  10,600                             228,642
Hospira, Inc.                                                                 6,939                             273,813 (a)
Humana Inc.                                                                   7,127                             375,237 (a)
IMS Health Inc.                                                               8,757                             225,668
Johnson & Johnson                                                           129,293                           7,656,731
King Pharmaceuticals, Inc.                                                   10,333                             178,244 (a)
Laboratory Corporation of America Holdings                                    5,800                             339,184 (a)
Manor Care, Inc.                                                              3,637                             161,301
McKesson Corp.                                                               13,661                             712,148
Medco Health Solutions, Inc.                                                 13,283                             760,053 (a)
Medimmune, Inc.                                                              10,800                             395,064 (a)
Medtronic Inc.                                                               52,332                           2,655,849
Merck & Company, Inc.                                                        94,850                           3,341,566
Millipore Corp.                                                               2,245                             164,020 (a)
Mylan Laboratories Inc.                                                       9,300                             217,620
Patterson Companies, Inc.                                                     6,200                             218,240 (a)
PerkinElmer, Inc.                                                             5,410                             126,973
Pfizer Inc.                                                                 319,777                           7,968,843
Quest Diagnostics Inc.                                                        7,200                             369,360
Schering-Plough Corp.                                                        66,258                           1,258,239 (h)
St. Jude Medical, Inc.                                                       15,992                             655,672 (a)
Stryker Corp.                                                                12,900                             571,986
Tenet Healthcare Corp.                                                       19,295                             142,397 (a)
Thermo Electron Corp.                                                         6,928                             256,959 (a)
UnitedHealth Group Incorporated                                              58,876                           3,288,813
Waters Corp.                                                                  4,700                             202,805 (a)
Watson Pharmaceuticals, Inc.                                                  4,400                             126,456 (a)
WellPoint, Inc.                                                              29,100                           2,253,213 (a)
Wyeth                                                                        59,154                           2,870,152 (h)
Zimmer Holdings, Inc.                                                        11,200                             757,120 (a)
                                                                                                              66,329,425

INDUSTRIALS - 11.3%
Allied Waste Industries, Inc.                                                 9,000                             110,160 (a)
American Power Conversion Corp.                                               8,300                             191,813
American Standard Companies, Inc.                                             7,800                             334,308
Avery Dennison Corp.                                                          5,055                             295,616
Boeing Co.                                                                   35,216                           2,744,383 (h)
Burlington Northern Santa Fe Corp.                                           16,649                           1,387,361
Caterpillar, Inc.                                                            29,532                           2,120,693
Cendant Corp.                                                                43,946                             762,463 (h)
Cintas Corp.                                                                  6,300                             268,506
Cooper Industries Ltd.                                                        4,071                             353,770
CSX Corp.                                                                     9,538                             570,372
Cummins, Inc.                                                                 1,989                             209,044
Danaher Corp.                                                                10,500                             667,275
Deere & Co.                                                                  10,520                             831,606
Dover Corp.                                                                   8,958                             435,000
Eaton Corp.                                                                   6,400                             467,008
Emerson Electric Co.                                                         18,174                           1,519,892
Equifax, Inc.                                                                 5,800                             215,992
FedEx Corp.                                                                  13,360                           1,508,878
Fluor Corp.                                                                   3,952                             339,082
General Dynamics Corp.                                                       17,964                           1,149,337
General Electric Co.                                                        453,295                          15,765,600 (n)
Goodrich Corp.                                                                5,701                             248,621
Honeywell International Inc.                                                 36,416                           1,557,512
Illinois Tool Works Inc.                                                      8,997                             866,501
Ingersoll-Rand Co. Ltd. (Class A)                                            14,798                             618,408
ITT Industries, Inc.                                                          8,326                             468,088
L-3 Communications Holdings, Inc.                                             5,300                             454,687
Lockheed Martin Corp.                                                        16,052                           1,205,987
Masco Corp.                                                                  17,990                             584,495
Monster Worldwide, Inc.                                                       5,300                             264,258 (a)
Navistar International Corp.                                                  2,795                              77,086 (a)
Norfolk Southern Corp.                                                       17,801                             962,500
Northrop Grumman Corp.                                                       15,322                           1,046,339
Paccar Inc.                                                                   7,610                             536,353
Pall Corp.                                                                    5,878                             183,335
Parker Hannifin Corp.                                                         5,315                             428,442
Pitney Bowes Inc.                                                             9,832                             422,088
Raytheon Co.                                                                 20,024                             917,900
Robert Half International Inc.                                                7,400                             285,714
Rockwell Automation, Inc.                                                     7,868                             565,788
Rockwell Collins, Inc.                                                        7,668                             432,092
RR Donnelley & Sons Co.                                                       9,552                             312,541
Ryder System, Inc.                                                            2,431                             108,860
Southwest Airlines Co.                                                       30,649                             551,375
Textron Inc.                                                                  5,768                             538,673
3M Co.                                                                       32,680                           2,473,549
Tyco International Ltd.                                                      87,339                           2,347,672
Union Pacific Corp.                                                          11,854                           1,106,571
United Parcel Service Inc. (Class B)                                         47,400                           3,762,612
United Technologies Corp.                                                    44,672                           2,589,636
W.W. Grainger, Inc.                                                           3,482                             262,369
Waste Management, Inc.                                                       24,412                             861,744
                                                                                                             59,289,955

INFORMATION TECHNOLOGY - 15.7%
ADC Telecommunications, Inc.                                                  5,057                             129,409 (a)
Adobe Systems Incorporated                                                   26,384                             921,329 (h)
Advanced Micro Devices, Inc.                                                 21,474                             712,078 (a,h)
Affiliated Computer Services, Inc. (Class A)                                  5,500                             328,130 (a)
Agilent Technologies, Inc.                                                   19,085                             716,642 (a)
Altera Corp.                                                                 16,200                             334,368 (a)
Analog Devices, Inc.                                                         16,500                             631,785
Andrew Corp.                                                                  6,356                              78,052 (a)
Apple Computer, Inc.                                                         37,340                           2,341,965 (a)
Applied Materials, Inc.                                                      69,400                           1,215,194 (h)
Applied Micro Circuits Corp.                                                  9,800                              39,886 (a)
Autodesk, Inc.                                                                9,948                             383,197
Automatic Data Processing, Inc.                                              25,718                           1,174,798
Avaya, Inc.                                                                  19,401                             219,231 (a)
BMC Software, Inc.                                                            9,500                             205,770 (a)
Broadcom Corp. (Class A)                                                     19,350                             835,146 (a)
CA, Inc.                                                                     20,381                             554,567
Ciena Corp.                                                                  22,700                             118,267 (a)
Cisco Systems, Inc.                                                         267,204                           5,790,311 (a,h)
Citrix Systems, Inc.                                                          7,500                             284,250 (a)
Computer Sciences Corp.                                                       8,082                             448,955 (a)
Compuware Corp.                                                              17,100                             133,893 (a)
Comverse Technology, Inc.                                                     8,500                             200,005 (a)
Convergys Corp.                                                               5,900                             107,439 (a)
Corning Incorporated                                                         68,039                           1,830,929 (a)
Dell, Inc.                                                                  103,648                           3,084,564 (a,h)
eBay, Inc.                                                                   51,000                           1,992,060 (a)
Electronic Arts, Inc.                                                        13,600                             744,192 (a)
Electronic Data Systems Corp.                                                23,400                             627,822
EMC Corporation                                                             105,614                           1,439,519 (a)
First Data Corp.                                                             33,760                           1,580,643
Fiserv, Inc.                                                                  7,950                             338,273 (a)
Freescale Semiconductor Inc. (Class B)                                       18,119                             503,165 (a)
Gateway, Inc.                                                                11,200                              24,528 (a)
Google, Inc. (Class A)                                                        8,458                           3,298,620 (a)
Hewlett-Packard Co.                                                         122,765                           4,038,969
Intel Corp.                                                                 255,508                           4,944,080
International Business Machines Corp.                                        68,130                           5,618,681
Intuit Inc.                                                                   7,800                             414,882 (a)
Jabil Circuit, Inc.                                                           7,900                             338,594 (a)
JDS Uniphase Corp.                                                           70,000                             291,900 (a)
Kla-Tencor Corp.                                                              8,500                             411,060
Lexmark International Inc. (Class A)                                          4,900                             222,362 (a)
Linear Technology Corp.                                                      13,300                             466,564
LSI Logic Corp.                                                              18,592                             214,923 (a)
Lucent Technologies Inc.                                                    193,218                             589,315 (a,h)
Maxim Integrated Products, Inc.                                              14,500                             538,675
Micron Technology, Inc.                                                      27,154                             399,707 (a)
Microsoft Corp.                                                             386,312                          10,511,550 (h)
Molex, Inc.                                                                   6,550                             217,460
Motorola, Inc.                                                              108,350                           2,482,299
National Semiconductor Corp.                                                 15,266                             425,005
NCR Corp.                                                                     8,000                             334,320 (a)
Network Appliance, Inc.                                                      16,400                             590,892 (a)
Novell, Inc.                                                                 17,066                             131,067 (a)
Novellus Systems, Inc.                                                        6,300                             151,200 (a)
Nvidia Corp.                                                                  7,300                             417,998 (a)
Oracle Corp.                                                                163,252                           2,234,920 (a)
Parametric Technology Corp.                                                   4,202                              68,619 (a)
Paychex, Inc.                                                                14,625                             609,278
PMC - Sierra, Inc.                                                            7,100                              87,259 (a)
QLogic Corp.                                                                  6,800                             131,580 (a)
QUALCOMM, Inc.                                                               71,900                           3,638,859
Sabre Holdings Corp. (Class A)                                                5,508                             129,603
Sanmina-SCI Corp.                                                            25,700                             105,370 (a)
Solectron Corp.                                                              37,700                             150,800 (a)
Sun Microsystems, Inc.                                                      151,760                             778,529 (a)
Symantec Corp.                                                               45,445                             764,839 (a)
Symbol Technologies, Inc.                                                    10,250                             108,445
Tektronix, Inc.                                                               3,476                             124,128
Tellabs, Inc.                                                                19,452                             309,287 (a)
Teradyne, Inc.                                                                9,500                             147,345 (a)
Texas Instruments Incorporated                                               70,336                           2,283,810
Unisys Corp.                                                                 13,509                              93,077 (a)
VeriSign Inc.                                                                11,600                             278,284 (a)
Xerox Corp.                                                                  40,390                             613,928 (a)
Xilinx, Inc.                                                                 14,700                             374,262
Yahoo! Inc.                                                                  55,900                           1,803,334 (a)
                                                                                                             81,956,041

MATERIALS - 3.1%
Air Products & Chemicals, Inc.                                                9,932                             667,331 (h)
Alcoa, Inc.                                                                  38,540                           1,177,782 (h)
Allegheny Technologies Incorporated                                           3,851                             235,604
Ashland, Inc.                                                                 3,307                             235,062
Ball Corp.                                                                    4,316                             189,170
Bemis Co.                                                                     5,062                             159,858
Dow Chemical Co.                                                             42,594                           1,729,316
E.I. du Pont de Nemours and Co.                                              39,813                           1,680,507
Eastman Chemical Co.                                                          3,659                             187,268
Ecolab Inc.                                                                   8,052                             307,586
Engelhard Corp.                                                               5,146                             203,833
Freeport-McMoRan Copper & Gold Inc. (Class B)                                 8,384                             501,112
Hercules Incorporated                                                         6,128                              84,566 (a)
International Flavors & Fragrances Inc.                                       3,947                             135,461
International Paper Co.                                                      22,175                             766,590
Louisiana-Pacific Corp.                                                       4,422                             120,278
MeadWestvaco Corp.                                                            7,900                             215,749
Monsanto Co.                                                                 12,058                           1,021,916
Newmont Mining Corp.                                                         19,528                           1,013,308
Nucor Corp.                                                                   6,918                             724,937
Pactiv Corp.                                                                  6,648                             163,142 (a)
Phelps Dodge Corp.                                                            9,020                             726,381
PPG Industries, Inc.                                                          7,537                             477,469
Praxair, Inc.                                                                14,570                             803,536
Rohm & Haas Co.                                                               6,414                             313,452
Sealed Air Corp.                                                              3,557                             205,844
Sigma-Aldrich Corp.                                                           3,191                             209,936
Temple-Inland Inc.                                                            5,252                             233,977
Tronox Inc. (Class B)                                                         1,058                              17,975 (a)
United States Steel Corp.                                                     5,065                             307,344
Vulcan Materials Co.                                                          4,500                             389,925
Weyerhaeuser Co.                                                             10,860                             786,590
                                                                                                             15,992,805

TELECOMMUNICATION SERVICES - 3.2%
Alltel Corp.                                                                 17,194                           1,113,312
AT&T, Inc.                                                                  168,429                           4,554,320
BellSouth Corp.                                                              79,298                            2,747,67 (h)
CenturyTel, Inc.                                                              5,550                             217,116
Citizens Communications Co.                                                  14,100                             187,107
Qwest Communications International Inc.                                      70,348                             478,366 (a)
Sprint Corporation                                                          128,700                           3,325,608
Verizon Communications Inc.                                                 127,086                           4,328,549
                                                                                                             16,952,054

UTILITIES - 3.1%
AES Corp.                                                                    29,000                             494,740 (a)
Allegheny Energy, Inc.                                                        7,300                             247,105 (a)
Ameren Corp.                                                                  9,042                             450,472
American Electric Power Company, Inc.                                        17,825                             606,407 (h)
Centerpoint Energy, Inc.                                                     13,818                             164,849
Cinergy Corp.                                                                 9,053                             411,097
CMS Energy Corp.                                                             10,700                             138,565 (a)
Consolidated Edison, Inc.                                                    10,907                             474,455
Constellation Energy Group, Inc.                                              8,003                             437,844
Dominion Resources, Inc.                                                     15,518                           1,071,208
DTE Energy Co.                                                                7,766                             311,339
Duke Energy Corp.                                                            40,732                           1,187,338 (a)
Dynegy Inc. (Class A)                                                        15,500                              74,400 (a)
Edison International                                                         14,242                             586,486
Entergy Corp.                                                                 9,347                             644,382
Exelon Corp.                                                                 29,726                           1,572,505
FirstEnergy Corp.                                                            14,420                             705,138
FPL Group, Inc.                                                              17,362                             696,911
KeySpan Corp.                                                                 7,900                             322,873
Nicor Inc.                                                                    2,043                              80,821
NiSource Inc.                                                                11,615                             234,855
Peoples Energy Corp.                                                          1,921                              68,464
PG&E Corp.                                                                   14,954                             581,711
Pinnacle West Capital Corp.                                                   4,700                             183,770
PPL Corp.                                                                    17,244                             506,974
Progress Energy, Inc.                                                        11,056                             486,243
Public Service Enterprise Group Incorporated                                 11,159                             714,622
Sempra Energy                                                                11,175                             519,190
Southern Co.                                                                 33,258                           1,089,865
TECO Energy, Inc.                                                             8,600                             138,632
TXU Corp.                                                                    20,272                             907,375
Xcel Energy Inc.                                                             17,180                             311,817
                                                                                                             16,422,453

TOTAL INVESTMENTS IN SECURITIES                                                                             515,567,334
(COST $493,345,950)

--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.5%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
4.87%                                                                     6,469,351                           6,469,351 (d,l)
Money Market Obligation Trust
4.60%                                                                           421                                 421
                                                                                                              6,469,772
                                                                         PRINCIPAL
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT - 0.3%
United States Treasury Bill
4.43%                                          06/08/06                 $ 1,500,000                           1,487,449

TOTAL SHORT-TERM INVESTMENTS                                                                                  7,957,221
(COST $7,957,221)

TOTAL INVESTMENTS                                                                                           523,524,555
(COST $501,303,171)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                                            (364,000)
                                                                                                         --------------
NET ASSETS  - 100.0%                                                                                     $  523,160,555
                                                                                                         ==============


--------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Index had the following long futures contracts open at March 31, 2006 (unaudited):

                                                                                           CURRENT
                                                                         NUMBER OF         NOTIONAL        UNREALIZED
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS          VALUE         APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
S & P Mini 500 Index Futures                         June 2006             133           $ 8,666,945     $       89,376



GEI PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)


                                                                         NUMBER OF
                                                                          SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.0%
--------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 18.2%
Bed Bath & Beyond, Inc.                                                      93,677                      $    3,597,197 (a)
Carnival Corp.                                                               88,223                           4,179,124
Comcast Corp. (Class A)                                                     116,133                           3,033,394 (a,j)
Liberty Global Inc. (Series C)                                              199,864                           3,947,314 (a)
Liberty Media Corp. (Series A)                                              429,886                           3,529,364 (a)
The Home Depot, Inc.                                                         99,451                           4,206,777 (h)
                                                                                                             22,493,170

ENERGY - 6.7%
Schlumberger Ltd.                                                            41,064                           5,197,470
Transocean Inc.                                                              38,818                           3,117,085 (a)
                                                                                                              8,314,555

FINANCIALS - 12.5%
AFLAC Incorporated                                                           86,619                           3,909,115 (h)
Federal National Mortgage Assoc.                                             38,497                           1,978,746
SLM Corp.                                                                    83,411                           4,332,367
State Street Corp.                                                           84,694                           5,118,058 (e)
                                                                                                             15,338,286

HEALTHCARE - 18.8%
Amgen, Inc.                                                                  59,350                           4,317,713 (a,j)
Johnson & Johnson                                                            68,974                           4,084,640
LIncare Holdings Inc.                                                        57,425                           2,237,278 (a)
Medtronic Inc.                                                               67,370                           3,419,028
Pfizer Inc.                                                                 125,116                           3,117,891
UnitedHealth Group Incorporated                                              60,312                           3,369,028
Zimmer Holdings, Inc.                                                        38,497                           2,602,397 (a)
                                                                                                            23,147,975

INDUSTRIALS - 4.3%
Dover Corp.                                                                 109,076                           5,296,731

INFORMATION TECHNOLOGY - 32.2%
Analog Devices, Inc.                                                         76,994                           2,948,100 (j)
Cisco Systems, Inc.                                                         163,613                           3,545,494 (a,h)
Dell, Inc.                                                                   93,035                           2,768,722 (a)
eBay, Inc.                                                                   66,729                           2,606,435 (a)
First Data Corp.                                                            112,284                           5,257,137 (h)
Intuit Inc.                                                                 101,055                           5,375,115 (a,h)
Linear Technology Corp.                                                      57,746                           2,025,730
Microsoft Corp.                                                             174,842                           4,757,451
Molex Inc. (Class A)                                                        149,177                           4,433,540
Paychex, Inc.                                                                35,289                           1,470,140
QUALCOMM, Inc.                                                               42,668                           2,159,428
Yahoo! Inc.                                                                  72,182                           2,328,591 (a)
                                                                                                             39,675,883

MATERIALS - 3.3%
Monsanto Co.                                                                 48,122                           4,078,340

TELECOMMUNICATION SERVICES - 1.0%
Vodafone Group PLC ADR                                                       61,596                           1,287,356

TOTAL INVESTMENTS IN SECURITIES                                                                             119,632,296
(COST $103,981,975)

--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.2%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.1%
GEI Short Term Investment Fund
4.87%                                                                     3,836,491                           3,836,491  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 5.1%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                     6,271,914                           6,271,914  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 10,108,405
(COST $10,108,405)

TOTAL INVESTMENTS                                                                                           129,740,701
(COST $114,090,380)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.2)%                                                          (6,428,119)
                                                                                                         --------------
NET ASSETS  - 100.0%                                                                                     $  123,312,582
                                                                                                         ==============


--------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------------

The GEI Premier Growth Equity had the following short futures contracts open at March 31, 2006 (unaudited):

                                                                                           CURRENT
                                                                         NUMBER OF         NOTIONAL        UNREALIZED
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS          VALUE         APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                              June 2006                    2      $  (651,650)    $        3,250


GEI VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                         NUMBER OF
                                                                          SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.1%
--------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.1%
Autozone, Inc.                                                                  932                      $       92,911 (a)
Cablevision Systems Corp. (Class A)                                           7,381                             197,073 (a)
Comcast Corp. (Class A)                                                       4,272                             111,585 (a)
The Home Depot, Inc.                                                          5,671                             239,883
Koninklijke Philips Electronics N.V. ADR                                     10,457                             351,878
Liberty Global Inc. (Series C)                                                4,040                              79,790 (a)
Liberty Global, Inc. (Series A)                                               3,055                              62,536 (a)
Lowe's Companies, Inc.                                                        1,787                             115,154
News Corp. (Class A)                                                         15,538                             258,086
Omnicom Group, Inc.                                                           5,593                             465,617
Ross Stores, Inc.                                                             8,392                             244,962
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                     4,073                             275,864
Target Corp.                                                                  2,719                             141,415
Time Warner Inc.                                                             31,077                             521,783 (h)
Viacom Inc. (Class B)                                                         6,526                             253,209 (a)
                                                                                                              3,411,746

CONSUMER STAPLES - 10.3%
Alberto-Culver Company                                                        3,357                             148,480
Altria Group, Inc.                                                              791                              56,050
Clorox Co.                                                                   11,498                             688,155
The Coca-Cola Co.                                                            12,586                             526,976
Diageo PLC ADR                                                                2,020                             128,129 (j)
General Mills, Inc.                                                           6,604                             334,691
Kellogg Co.                                                                   8,391                             369,540
Kimberly-Clark Corp.                                                          5,826                             336,743
PepsiCo, Inc.                                                                14,994                             866,503
Procter & Gamble Co.                                                          6,975                             401,900
                                                                                                              3,857,167

ENERGY - 8.8%
Amerada Hess Corp.                                                            1,709                             243,362
Burlington Resources, Inc.                                                    2,486                             228,488
EnCana Corp.                                                                  5,982                             279,539
Exxon Mobil Corp.                                                            25,871                           1,574,509 (h)
Halliburton Co.                                                               2,952                             215,555
Occidental Petroleum Corp.                                                    3,496                             323,904
Schlumberger Ltd.                                                             2,129                             269,468
Transocean Inc.                                                               2,097                             168,389 (a)
                                                                                                              3,303,214

FINANCIALS - 17.1%
AFLAC Incorporated                                                            2,098                              94,683
Allstate Corp.                                                                9,478                             493,899
American International Group, Inc.                                            6,993                             462,167
Bank of America Corp.                                                        20,977                             955,293 (h)
The Bank of New York Company, Inc.                                            3,108                             112,012
BlackRock Inc. (Class A)                                                      1,243                             174,020
Chubb Corp.                                                                   4,273                             407,815
Citigroup, Inc.                                                              14,295                             675,153
Federal Home Loan Mortgage Corp.                                              8,158                             497,638
Federal National Mortgage Assoc.                                              3,574                             183,704
Mellon Financial Corp.                                                       13,132                             467,499
Merrill Lynch & Company, Inc.                                                 4,429                             348,828
Metlife, Inc.                                                                   778                              37,632
Morgan Stanley                                                                7,458                             468,512
Principal Financial Group                                                       388                              18,934
Prudential Financial, Inc.                                                    3,224                             244,411
State Street Corp.                                                            5,438                             328,618 (e)
SunTrust Banks, Inc.                                                          4,273                             310,903
Wells Fargo & Co.                                                             1,632                             104,236
                                                                                                              6,385,957

HEALTHCARE - 13.2%
Abbott Laboratories                                                           9,322                             395,905
Aetna, Inc.                                                                   3,418                             167,961
Baxter International, Inc.                                                    6,215                             241,204
GlaxoSmithKline PLC ADR                                                       8,537                             446,570
Johnson & Johnson                                                            11,033                             653,374
Eli Lilly & Co.                                                               5,128                             283,578
Medco Health Solutions, Inc.                                                  5,826                             333,364 (a)
Novartis AG ADR                                                               5,361                             297,214
Pfizer Inc.                                                                  39,234                             977,711 (h)
Quest Diagnostics Inc.                                                        5,438                             278,969
UnitedHealth Group Incorporated                                               5,050                             282,093
Wyeth                                                                        11,887                             576,757
                                                                                                              4,934,700

INDUSTRIALS - 10.0%
ABB Ltd. ADR                                                                 20,976                             263,249 (a,j)
Burlington Northern Santa Fe Corp.                                            3,574                             297,821
Cooper Industries Ltd.                                                        2,719                             236,281
CSX Corp.                                                                       933                              55,793
Deere & Co.                                                                   6,604                             522,046
Eaton Corp.                                                                   6,681                             487,513
General Dynamics Corp.                                                        4,816                             308,128
Honeywell International Inc.                                                  1,865                              79,766
ITT Industries, Inc.                                                          1,942                             109,179
Northrop Grumman Corp.                                                        6,837                             466,899
Rockwell Collins, Inc.                                                        1,942                             109,432
Textron Inc.                                                                  1,943                             181,457
3M Co.                                                                        1,273                              96,353
Tyco International Ltd.                                                       6,215                             167,059
United Technologies Corp.                                                     5,438                             315,241
Waste Management, Inc.                                                          544                              19,214
                                                                                                              3,715,431

INFORMATION TECHNOLOGY - 15.0%
Analog Devices, Inc.                                                         11,188                             428,389 (h)
Applied Materials, Inc.                                                       7,769                             136,035
Cisco Systems, Inc.                                                          24,473                             530,330 (a,h)
Dell, Inc.                                                                    1,192                              35,474 (a)
EMC Corporation                                                               4,582                              62,453 (a)
First Data Corp.                                                             16,315                             763,868
Hewlett-Packard Co.                                                           6,124                             201,480
Intel Corp.                                                                  14,761                             285,625
International Business Machines Corp.                                         9,789                             807,299
Microsoft Corp.                                                              45,993                           1,251,470 (h)
Novell, Inc.                                                                 10,182                              78,198 (a)
Oracle Corp.                                                                 52,442                             717,931 (a,h)
Sun Microsystems, Inc.                                                       29,021                             148,878 (a)
Xerox Corp.                                                                  10,877                             165,330 (a)
                                                                                                              5,612,760

MATERIALS - 4.3%
Air Products & Chemicals, Inc.                                                5,439                             365,446
Alcoa, Inc.                                                                   3,108                              94,980
Barrick Gold Corp.                                                            7,769                             211,628
Dow Chemical Co.                                                              5,005                             203,203
Freeport-McMoRan Copper & Gold Inc. (Class B)                                 6,319                             377,687
Monsanto Co.                                                                  1,398                             118,481
Newmont Mining Corp.                                                          2,641                             137,041
Weyerhaeuser Co.                                                              1,476                             106,907
                                                                                                              1,615,373

TELECOMMUNICATION SERVICES - 4.0%
Alltel Corp.                                                                  6,215                             402,421
Sprint Corporation                                                           12,586                             325,222
Verizon Communications Inc.                                                  16,315                             555,689
Vodafone Group PLC ADR                                                        9,323                             194,851
                                                                                                              1,478,183

UTILITIES - 3.3%
American Electric Power Company, Inc.                                         4,661                             158,567
Constellation Energy Group, Inc.                                              6,992                             382,532
Dominion Resources, Inc.                                                      3,651                             252,029
Entergy Corp.                                                                 3,574                             246,392
PG&E Corp.                                                                    4,660                             181,274
                                                                                                              1,220,794

TOTAL COMMON STOCK                                                                                           35,535,325
(COST $31,031,226)

--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.0%
--------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                             6,776                             220,559
Industrial Select Sector SPDR Fund                                           26,974                             911,721 (h)

TOTAL EXCHANGE TRADED FUNDS                                                                                   1,132,280
(COST $912,517)

TOTAL INVESTMENTS IN SECURITIES                                                                              36,667,605
(COST $31,943,743)

--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.8%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.8%
GEI Short Term Investment Fund
4.87%                                                                       653,713                             653,713 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 1.0%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                       389,290                             389,290 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                  1,043,003
(COST $1,043,003)

TOTAL INVESTMENTS                                                                                            37,710,608
(COST $32,986,746)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.9)%                                                            (344,042)
                                                                                                         --------------
 ET ASSETS  - 100.0%                                                                                     $   37,366,566
                                                                                                         ==============


--------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------------

The GEI Value Equity Fund had the following long futures contracts open at March
31, 2006 (unaudited):

                                                                                           CURRENT
                                                                         NUMBER OF         NOTIONAL        UNREALIZED
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS          VALUE         APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                               June 2006                   1      $   325,825     $        1,950


GEI MID-CAP EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)


                                                                         NUMBER OF
                                                                          SHARES                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.9%
--------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 12.1%
aQuantive, Inc.                                                              26,927                      $      633,862 (a,j)
Bed Bath & Beyond, Inc.                                                      68,295                           2,622,528 (a)
Boyd Gaming Corp.                                                            26,143                           1,305,581 (j)
Cheesecake Factory                                                           54,808                           2,052,560 (a)
Federated Department Stores Inc.                                             24,199                           1,766,527 (h)
Getty Images, Inc.                                                           30,670                           2,296,570 (a,j)
Global Cash Access Holdings, Inc.                                            81,108                           1,421,012 (a,j)
Life Time Fitness, Inc.                                                      21,522                           1,008,306 (a,j)
Michaels Stores, Inc.                                                        81,849                           3,075,885 (h)
Pulte Homes, Inc.                                                            45,264                           1,739,043
Regal Entertainment Group (Class A)                                         108,637                           2,043,462 (j)
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                    27,731                           1,878,221
The E.W. Scripps Co. (Class A)                                               57,656                           2,577,800
Tim Hortons, Inc.                                                            10,469                             277,952 (a,j)
Univision Communications Inc. (Class A)                                      42,066                           1,450,015 (a)
Williams-Sonoma, Inc.                                                        55,984                           2,373,722 (a)
                                                                                                             28,523,046

CONSUMER STAPLES - 3.9%
Alberto-Culver Company                                                       51,801                           2,291,158
Clorox Co.                                                                   30,280                           1,812,258
Kroger Co.                                                                   63,486                           1,292,575 (a,h)
The Hershey Company                                                          17,159                             896,215
Weight Watchers International Inc.                                           57,238                           2,942,033 (j)
                                                                                                              9,234,239

ENERGY - 9.1%
Amerada Hess Corp.                                                           11,159                           1,589,042
BJ Services Co.                                                              65,534                           2,267,476
Dresser-Rand Group, Inc.                                                     79,074                           1,964,989 (a)
EOG Resources, Inc.                                                          32,537                           2,342,664
GlobalSantaFe Corp.                                                          54,373                           3,303,160
Murphy Oil Corp.                                                             14,173                             706,099
Nexen Inc.                                                                   24,590                           1,353,434
Peabody Energy Corp.                                                         47,052                           2,371,891
Valero Energy Corp.                                                          44,185                           2,641,379
Weatherford International Ltd.                                               63,110                           2,887,282 (a)
                                                                                                             21,427,416

FINANCIALS - 15.1%
Affiliated Managers Group                                                    35,860                           3,823,035 (a,j)
Calamos Asset Management Inc. (Class A)                                      80,867                           3,024,426
CB Richard Ellis Group, Inc. (Class A)                                       53,687                           4,332,541 (a)
CVB Financial Corp.                                                          80,229                           1,371,916 (j)
Everest Re Group, Ltd.                                                       29,188                           2,725,284
Greenhill & Company, Inc.                                                    32,516                           2,149,633 (j)
HCC Insurance Holdings, Inc.                                                 71,699                           2,495,125
Legg Mason, Inc.                                                             32,830                           4,114,584
M&T Bank Corp.                                                               12,428                           1,418,532
Maguire Properties, Inc. (REIT)                                              35,721                           1,303,816
MBIA Inc.                                                                    15,945                             958,773
North Fork Bancorporation, Inc.                                              80,810                           2,329,752 (h)
SEI Investments Co.                                                          16,645                             674,622
The Hartford Financial Services Group, Inc.                                  25,127                           2,023,980
Trammell Crow Co. (REIT)                                                      4,151                             147,337 (a)
Zions Bancorporation                                                         30,000                           2,481,882
                                                                                                             35,375,238

HEALTHCARE - 17.7%
Advanced Medical Optics, Inc.                                                32,322                           1,507,498 (a,j)
Alcon, Inc.                                                                  25,829                           2,692,932
Amylin Pharmaceuticals, Inc.                                                 81,291                           3,979,194 (a,j)
Angiotech Pharmaceuticals, Inc.                                             155,184                           2,296,723 (a,j)
Barr Pharmaceuticals, Inc.                                                   55,315                           3,483,739 (a)
Caremark Rx, Inc.                                                            62,180                           3,058,012 (a)
DENTSPLY International, Inc.                                                 36,487                           2,121,719
Gilead Sciences, Inc.                                                        41,971                           2,611,436 (a)
Henry Schein, Inc.                                                           61,114                           2,924,916 (a)
Kinetic Concepts, Inc.                                                       20,709                             852,589 (a)
Manor Care, Inc.                                                             57,996                           2,572,123
Martek Biosciences Corp.                                                     48,440                           1,590,285 (a,j)
Psychiatric Solutions Inc.                                                   86,724                           2,873,166 (a,j)
Quest Diagnostics Inc.                                                       49,715                           2,550,379
Smith & Nephew PLC ADR                                                       43,074                           1,921,531 (j)
Teva Pharmaceutical Industries Ltd. ADR                                      23,393                             963,337
Thermo Electron Corp.                                                        96,358                           3,573,918 (a,h)
                                                                                                             41,573,497

INDUSTRIALS - 12.6%
ChoicePoint, Inc.                                                            40,484                           1,811,659 (a)
Corinthian Colleges, Inc.                                                    75,544                           1,087,834 (a,j)
Corporate Executive Board Co.                                                13,771                           1,389,494
CoStar Group, Inc.                                                           33,478                           1,737,173 (a,j)
Danaher Corp.                                                                52,852                           3,358,745
Dover Corp.                                                                  31,242                           1,517,111
Eaton Corp.                                                                  33,478                           2,442,890
Harsco Corp.                                                                 37,202                           3,073,629
Hexcel Corp.                                                                118,670                           2,607,180 (a,j)
MoneyGram International, Inc.                                                94,354                           2,898,555
Rockwell Collins, Inc.                                                       62,838                           3,540,921
Stericycle, Inc.                                                             43,111                           2,915,166 (a)
Sunpower Corp. (Class A)                                                     30,909                           1,179,487 (a,j)
                                                                                                             29,559,844

INFORMATION TECHNOLOGY - 18.7%
Activision, Inc.                                                            215,809                           2,976,006 (a,h)
Affiliated Computer Services, Inc. (Class A)                                 31,376                           1,871,892 (a)
Analog Devices, Inc.                                                         61,696                           2,362,340 (h)
CDW Corp.                                                                    26,454                           1,556,818
Cogent, Inc.                                                                147,451                           2,704,251 (a,j)
Comverse Technology, Inc.                                                   102,000                           2,400,060 (a)
DST Systems, Inc.                                                            31,555                           1,828,297 (a)
Fiserv, Inc.                                                                 24,460                           1,040,773 (a)
Harris Corp.                                                                 85,429                           4,039,937 (h)
Intuit Inc.                                                                  28,938                           1,539,212 (a)
Juniper Networks, Inc.                                                       99,368                           1,899,916 (a)
Linear Technology Corp.                                                      92,973                           3,261,493
Macrovision Corp.                                                            61,208                           1,355,757 (a,j)
Manhattan Associates, Inc.                                                   58,125                           1,278,750 (a,j)
Mettler Toledo International Inc.                                            26,922                           1,624,473 (a)
Microchip Technology Inc.                                                    51,993                           1,887,346
Molex Inc. (Class A)                                                         99,451                           2,955,684
NAVTEQ Corp.                                                                 35,066                           1,776,093 (a)
Neustar, Inc. (Class A)                                                      34,959                           1,083,729 (a,j)
Symantec Corp.                                                               90,972                           1,531,059 (a)
Wind River Systems, Inc.                                                     88,814                           1,105,734 (a)
Xilinx, Inc.                                                                 66,934                           1,704,140
                                                                                                             43,783,760

MATERIALS - 4.4%
Cabot Corp.                                                                  28,692                             975,241
Martin Marietta Materials, Inc.                                              27,250                           2,916,567
Monsanto Co.                                                                 28,692                           2,431,647
Praxair, Inc.                                                                45,640                           2,517,046
Sealed Air Corp.                                                             26,351                           1,524,932
                                                                                                             10,365,433

TELECOMMUNICATION SERVICES - 0.7%
American Tower Corp. (Class A)                                               44,616                           1,352,757 (a)
Telephone and Data Systems Inc.                                               5,049                             190,600
                                                                                                              1,543,357

UTILITIES - 3.6%
Ameren Corp.                                                                 43,028                           2,143,655
DTE Energy Co.                                                               45,264                           1,814,634
PPL Corp.                                                                    79,682                           2,342,651
SCANA Corp.                                                                  55,219                           2,166,794
                                                                                                              8,467,734

TOTAL INVESTMENTS IN SECURITIES                                                                             229,853,564
(COST $172,062,462)

--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.3%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.2%
GEI Short Term Investment Fund
4.87%                                                                     5,146,782                           5,146,782 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 16.1%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                    37,762,952                          37,762,952 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 42,909,734
(COST $42,909,734)

TOTAL INVESTMENTS                                                                                           272,763,298
(COST $214,972,196)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (16.2)%                                                        (38,008,462)
                                                                                                         --------------
NET ASSETS  - 100.0%                                                                                     $  234,754,836
                                                                                                         ==============

GEI SMALL-CAP VALUE EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)


                                                                         NUMBER OF
                                                                          SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6%
--------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY  - 11.0%
American Eagle Outfitters                                                    47,900                      $    1,430,294 (j)
Arbitron, Inc.                                                               43,900                           1,484,698 (j)
Brinker International, Inc.                                                  29,700                           1,254,825
Escala Group Inc.                                                            28,800                             754,272 (a,j)
Finish Line (Class A)                                                        95,900                           1,577,555
Interactive Data Corp.                                                       87,400                           2,053,900
Meritage Homes Corp.                                                         26,500                           1,456,440 (a,j)
RARE Hospitality International, Inc.                                         13,000                             452,790 (a)
Standard-Pacific Corp.                                                       15,200                             511,024
The Talbots, Inc.                                                            40,200                           1,080,174 (j)
The Warnaco Group, Inc.                                                      41,900                           1,005,600 (a)
Timberland Co. (Class A)                                                     53,100                           1,817,613 (a)
Triarc Companies, Inc. (Class B)                                             63,600                           1,111,728 (j)
                                                                                                              15,990,913

CONSUMER STAPLES - 2.1%
Central European Distribution Corp.                                          31,400                           1,207,330 (a,j)
Smithfield Foods, Inc.                                                       62,800                           1,842,552 (a)
                                                                                                              3,049,882

ENERGY - 8.2%
Chesapeake Energy Corp.                                                      88,100                           2,767,221 (j)
Dril-Quip Inc.                                                                9,100                             644,735 (a,j)
Hydril Company                                                               25,300                           1,972,135 (a,j)
Oil States International, Inc.                                               96,000                           3,537,600 (a,j)
St. Mary Land & Exploration Co.                                              70,500                           2,878,515 (j)
                                                                                                              11,800,206

FINANCIALS - 18.7%
American Equity Investment Life Holding Company                              41,700                             597,978 (j)
BioMed Realty Trust, Inc. (REIT)                                             81,500                           2,415,660
Cullen/Frost Bankers, Inc.                                                   33,200                           1,784,500
Federal Realty Investment Trust (REIT)                                       43,700                           3,286,240
HCC Insurance Holdings, Inc.                                                 77,500                           2,697,000
Hilb Rogal & Hobbs Co.                                                       46,800                           1,929,096
Jones Lang LaSalle Inc.                                                      44,200                           3,383,068
Omega Healthcare Investors, Inc. (REIT)                                     116,400                           1,631,928
Raymond James Financial, Inc.                                                88,775                           2,624,189
Sandy Spring Bancorp, Inc.                                                   21,700                             824,383 (j)
Sky Financial Group, Inc.                                                    32,400                             858,600
Sterling Bancorp                                                             29,562                             608,977
W Holding Company, Inc.                                                     136,782                           1,076,474 (j)
Webster Financial Corp.                                                      36,700                           1,778,482
Westamerica Bancorporation                                                   29,900                           1,552,408 (j)
                                                                                                             27,048,983

HEALTHCARE - 11.6%
Centene Corp.                                                               139,100                           4,057,547 (a,j)
Computer Programs and Systems, Inc.                                          57,700                           2,885,000 (j)
Immunicon Corp.                                                              65,000                             261,950 (a,j)
KV Pharmaceutical Co. (Class A)                                              22,600                             545,112 (a,j)
Medical Action Industries Inc.                                               43,500                           1,043,565 (a)
Molina Healthcare, Inc.                                                       9,900                             331,353 (a,j)
Noven Pharmaceuticals Inc.                                                   85,300                           1,536,253 (a,j)
Salix Pharmaceuticals Ltd.                                                   43,000                             709,930 (a,j)
The Cooper Companies, Inc.                                                   34,200                           1,847,826 (j)
Thoratec Corp.                                                               71,900                           1,385,513 (a,j)
Varian, Inc.                                                                 53,800                           2,215,484 (a)
                                                                                                             16,819,533

INDUSTRIALS - 27.3%
ADESA, Inc.                                                                 102,600                           2,743,524
Comfort Systems USA, Inc.                                                    72,300                             976,050 (j)
DRS Technologies, Inc.                                                       67,000                           3,676,290 (j)
EDO Corp.                                                                    27,400                             845,290 (j)
Genesee & Wyoming Inc. (Class A)                                            156,300                           4,795,284 (a,j)
Harsco Corp.                                                                 36,700                           3,032,154
Herman Miller Inc.                                                           19,800                             641,718
Intermagnetics General Corp.                                                 65,850                           1,649,543 (a,j)
Manitowoc Co.                                                                60,800                           5,541,920
Mine Safety Appliances Co.                                                   26,100                           1,096,200 (j)
Mueller Industries, Inc.                                                     46,000                           1,641,740
NCI Building Systems, Inc.                                                    1,000                              59,770 (a)
Old Dominion Freight Line                                                    22,600                             609,070 (a)
Oshkosh Truck Corp.                                                          73,300                           4,562,192
Quanta Services, Inc.                                                        87,600                           1,403,352 (a,j)
RailAmerica, Inc.                                                            36,600                             390,156 (a,j)
Teledyne Technologies Inc.                                                   60,500                           2,153,800 (a,j)
TeleTech Holdings Inc.                                                      132,400                           1,470,964 (a,j)
Woodward Governor Co.                                                        63,400                           2,108,050 (j)
                                                                                                             39,397,067

INFORMATION TECHNOLOGY - 15.2%
Blackbaud, Inc.                                                              99,200                           2,102,048 (j)
Bottomline Technologies, Inc.                                                15,500                             212,815 (a,j)
Digital Insight Corp.                                                        20,300                             738,920 (a,j)
Intergraph Corp.                                                             53,600                           2,232,976 (a,j)
Itron, Inc.                                                                  13,900                             831,915 (a,j)
Lipman Electronic Engineering Ltd.                                           18,100                             492,320 (a)
Manhattan Associates, Inc.                                                   43,000                             946,000 (a,j)
Micros Systems, Inc.                                                         65,100                           2,999,157 (a)
Mobility Electronics, Inc.                                                  130,700                           1,088,731 (a,j)
MoneyGram International, Inc.                                                76,500                           2,350,080
Parametric Technology Corp.                                                 156,480                           2,555,318 (a,j)
Photon Dynamics, Inc.                                                        54,700                           1,025,625 (a)
Plantronics, Inc.                                                            28,000                             992,040
Rudolph Technologies, Inc.                                                   61,800                           1,053,690 (a,j)
Semtech Corp.                                                                58,400                           1,044,776 (a)
The BISYS Group, Inc.                                                         9,800                             132,104 (a)
TNS, Inc.                                                                    16,500                             349,470 (a,j)
Websense, Inc.                                                               32,100                             885,318 (a,j)
                                                                                                             22,033,303

MATERIALS  - 3.0%
Commercial Metals Co.                                                        57,600                           3,081,024 (j)
Packaging Corporation of America                                             56,400                           1,265,616
                                                                                                              4,346,640

UTILITIES - 0.5%
IDACORP, Inc.                                                                20,700                             673,164 (j)

TOTAL COMMON STOCK                                                                                          141,159,691
(COST $105,371,045)

--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.4%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.0%
GEI Short Term Investment Fund
4.87%                                                                     2,856,206                           2,856,206 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 18.4%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                    26,600,138                          26,600,138 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 29,456,344
(COST $29,456,344)

TOTAL INVESTMENTS                                                                                           170,616,035
(COST $134,827,389)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (18.0)%                                                        (25,987,373)
                                                                                                         --------------
 ET ASSETS  - 100.0%                                                                                     $  144,628,662
                                                                                                         ==============

GEI INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)


                                                                         NUMBER OF
                                                                          SHARES                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6%
--------------------------------------------------------------------------------------------------------------------------------

ARGENTINA - 0.7%
Tenaris S.A. ADR                                                              2,648                      $      478,414

BRAZIL - 3.3%
Cia Vale do Rio Doce ADR                                                     30,608                           1,485,406
Petroleo Brasileiro S.A. ADR                                                 12,186                             973,052 (a)
                                                                                                              2,458,458

CANADA - 2.5%
Canadian National Railway Co.                                                16,618                             753,836
EnCana Corp.                                                                  4,780                             223,307
Nortel Networks Corp.                                                        41,039                             125,587 (a)
Potash Corp of Saskatchewan                                                   8,037                             708,171
                                                                                                               1,810,901

CHINA - 0.7%
China Petroleum & Chemical Corp.                                            850,000                             492,922 (j)

DENMARK - 0.5%
Group 4 Securicor PLC                                                       110,667                             367,900

EGYPT - 0.5%
Orascom Construction Industries                                               9,506                             390,328

FINLAND - 1.9%
Nokia OYJ                                                                    68,200                           1,409,650 (j)

FRANCE - 10.2%
Accor S.A.                                                                    1,191                              68,562 (j)
AXA S.A.                                                                     20,400                             714,937 (j)
BNP Paribas                                                                  15,211                           1,410,942 (h,j)
BNP Paribas                                                                   1,521                             136,308 (a)
Carrefour S.A.                                                                5,442                             289,109 (j)
Credit Agricole S.A.                                                         20,783                             807,584 (j)
France Telecom S.A.                                                           6,392                             143,567
Lagardere S.C.A. (Regd.)                                                      2,470                             192,646
LVMH Moet Hennessy Louis Vuitton S.A.                                         5,674                             555,491 (j)
Renault S.A.                                                                  1,282                             136,136 (j)
Sanofi-Aventis                                                                5,686                             540,152 (j)
Total S.A.                                                                    5,338                           1,406,294 (j)
Veolia Environnement                                                         19,911                           1,104,287 (j)
                                                                                                              7,506,015

GERMANY - 5.3%
Allianz AG (Regd.)                                                            3,865                             644,429
BASF AG                                                                       6,522                             510,651
E.ON AG                                                                      10,670                           1,172,566
Linde AG                                                                      5,235                             453,912 (j)
Siemens AG (Regd.)                                                           12,100                           1,128,082
                                                                                                              3,909,640

HONG KONG - 1.5%
Hongkong Land Holdings Ltd.                                                  85,999                             319,916
Jardine Matheson Holdings Ltd.                                               16,941                             311,714
Sun Hung Kai Properties Ltd. (REIT)                                          48,930                             496,561 (j)
                                                                                                              1,128,191

INDIA - 0.9%
ICICI Bank Ltd. ADR                                                          13,424                             371,576
Reliance Capital Ventures Ltd.                                               34,042                              18,982 (a)
Reliance Communication Ventures Ltd.                                         34,042                             235,960 (a)
Reliance Energy Ventures Ltd.                                                34,042                              33,114 (a)
Reliance Natural Resources Ltd.                                              34,042                              25,475 (a)
                                                                                                                685,107

ITALY - 5.9%
Banca Intesa S.p.A.                                                         109,612                             653,949 (j)
Ente Nazionale Idrocarburi S.p.A.                                            29,484                             837,768 (j)
Saipem S.p.A.                                                                61,842                           1,428,659
Telecom Italia S.p.A                                                         16,408                              43,634 (j)
UniCredito Italiano S.p.A.                                                  187,874                           1,356,177 (j)
                                                                                                              4,320,187

JAPAN - 20.2%
Acom Co. Ltd.                                                                 4,793                             280,699 (j)
Asahi Glass Co. Ltd.                                                         53,003                             790,171 (j)
Bank of Yokohama Ltd.                                                        63,506                             518,856
Chiyoda Corp.                                                                38,618                             896,799 (j)
East Japan Railway Co.                                                           55                             406,475
Hoya Corp.                                                                   19,700                             793,076
Komatsu Ltd.                                                                 34,811                             662,350
Kubota Corp.                                                                 31,000                             333,672 (j)
Mitsubishi Estate Co. Ltd. (REIT)                                            52,982                           1,252,816
Mitsubishi Heavy Industries Ltd.                                             30,000                             142,385 (j)
Mitsubishi UFJ Financial Group, Inc.                                             96                           1,464,531
Mitsui Sumitomo Insurance Co. Ltd.                                           80,000                           1,085,516
Nidec Corp.                                                                   9,962                             815,602 (j)
Nomura Holdings, Inc.                                                        87,299                           1,942,197 (j)
Sekisui Chemical Company Ltd.                                                32,000                             270,396 (j)
Seven & I Holdings Co. Ltd.                                                  15,100                             596,373
SMC Corp.                                                                     2,871                             446,259
Toray Industries Inc.                                                        92,999                             759,819 (j)
Toyota Motor Corp.                                                           24,697                           1,345,891 (j)
                                                                                                             14,803,883

MALAYSIA - 0.4%
Malaysia International Shipping Corp. BHD                                   111,932                             285,673

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                                    20,692                             708,908

NETHERLANDS - 2.7%
ING Groep N.V.                                                               19,488                             768,819
Koninklijke Philips Electronics N.V.                                         35,746                           1,206,466 (j)
                                                                                                              1,975,285

NORWAY - 2.4%
Stolt Offshore S.A.                                                          78,188                           1,227,114 (a)
Telenor ASA                                                                  52,442                             563,347
                                                                                                              1,790,461

RUSSIA - 0.8%
LUKOIL ADR                                                                    5,891                             490,131 (b)
LUKOIL ADR                                                                      731                              60,965
                                                                                                                551,096

SINGAPORE - 2.3%
CapitaLand Ltd.                                                             243,000                             726,830
Singapore Telecommunications Ltd.                                           594,896                             974,245
                                                                                                              1,701,075

SOUTH KOREA - 2.5%
Kookmin Bank                                                                  3,920                             338,484
Kookmin Bank ADR                                                              8,054                             688,778
Samsung Electronics Co. Ltd. GDR                                              2,399                             783,873 (b)
                                                                                                              1,811,135

SPAIN - 2.1%
Banco Santander Central Hispano S.A. (Regd.)                                 72,628                           1,059,084 (j)
Telefonica S.A.                                                              30,326                             475,252
Telefonica S.A. ADR                                                             199                               9,347
                                                                                                              1,543,683

SWEDEN - 2.2%
Sandvik AB                                                                   17,906                           1,057,997
Telefonaktiebolaget LM Ericsson                                             155,192                             589,410 (j)
                                                                                                              1,647,407

SWITZERLAND - 9.5%
ABB Ltd. (Regd.)                                                             78,451                             987,504 (a)
Adecco S.A. (Regd.)                                                           6,571                             366,299
Credit Suisse Group (Regd.)                                                  19,888                           1,113,217 (h)
Holcim Ltd. (Regd.)                                                           6,117                             485,859
Nestle S.A. (Regd.)                                                           4,415                           1,307,422 (h)
Novartis AG (Regd.)                                                          14,897                             826,440
Roche Holding AG                                                             10,066                           1,495,054
Swiss Reinsurance                                                             5,467                             381,102
                                                                                                              6,962,897

TAIWAN - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.                                 411,889                             814,792

UNITED KINGDOM - 16.5%
BG Group PLC                                                                 49,485                             617,578
BHP Billiton PLC                                                            113,859                           2,076,652 (h)
Brambles Industries PLC                                                      42,813                             319,881
Diageo PLC                                                                   59,303                             932,463
GlaxoSmithKline PLC                                                          56,467                           1,474,071 (h)
Group 4 Securicor PLC                                                       107,743                             353,681
Kingfisher PLC                                                               23,303                              96,807
Lloyds TSB Group PLC                                                         72,786                             695,012
National Grid PLC                                                            10,251                             101,798
Prudential PLC                                                               67,752                             784,441
Reed Elsevier PLC                                                            43,999                             421,278
Rio Tinto PLC (Regd.)                                                        18,800                             952,851
Royal Bank of Scotland Group PLC                                             33,733                           1,095,923
Smith & Nephew PLC                                                           31,788                             281,755
Smiths Group PLC                                                             32,152                             548,212
Tesco PLC                                                                   126,855                             726,120
Vodafone Group PLC                                                          237,922                             497,289 (h)
Wolseley PLC                                                                  4,226                             103,649
                                                                                                             12,079,461

TOTAL COMMON STOCK                                                                                           71,633,469
(COST $51,592,002)

--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.1%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
4.87%                                                                       889,637                             889,637 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 16.9%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                    12,361,907                          12,361,907 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 13,251,544
(COST $13,251,544)

TOTAL INVESTMENTS                                                                                            84,885,013
(COST $64,843,546)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (15.7)%                                                        (11,510,580)
                                                                                                         --------------
NET ASSETS  - 100.0%                                                                                     $   73,374,433
                                                                                                         ==============


--------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------------


The GEI International Equity had the following short futures contracts open at March 31, 2006 (unaudited):

                                                                                           CURRENT
                                                                         NUMBER OF         NOTIONAL        UNREALIZED
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS          VALUE         APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                       June 2006                    2      $   (91,875)    $         (303)


The GEI International Equity was invested in the following sectors at March 31,
2006 (unauidted):
                                                                                                          PERCENTAGE (BASED
SECTOR                                                                                                     ON MARKET VALUE)
--------------------------------------------------------------------------------------------------------------------------------

Financials                                                                                                        25.26%
Short-Term                                                                                                        15.61%
Industrials                                                                                                       12.18%
Energy                                                                                                             9.77%
Materials                                                                                                          8.76%
Information Technology                                                                                             6.28%
Healthcare                                                                                                         5.44%
Consumer Discretionary                                                                                             5.06%
Consumer Staples                                                                                                   4.54%
Telecommunication Services                                                                                         4.30%
Utilities                                                                                                          2.80%
                                                                                                         --------------
                                                                                                                 100.00%
                                                                                                         ==============

GEI TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)


                                                                         NUMBER OF
                                                                          SHARES                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 48.7%
--------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.4%
aQuantive, Inc.                                                               9,349                      $      220,075 (a,j)
Bed Bath & Beyond, Inc.                                                     107,931                           4,144,551 (a)
Boyd Gaming Corp.                                                             9,077                             453,305 (j)
Carnival Corp.                                                              223,835                          10,603,064 (h,j)
CBS Corp.                                                                   124,347                           2,981,841
Cheesecake Factory                                                           19,030                             712,673 (a)
Comcast Corp. (Class A)                                                     476,363                          12,442,602 (a)
Federated Department Stores Inc.                                              8,402                             613,346
Getty Images, Inc.                                                           10,649                             797,397 (a,j)
Global Cash Access Holdings, Inc.                                            28,161                             493,381 (a)
Liberty Global Inc. (Series C)                                              208,291                           4,113,747 (a)
Liberty Global, Inc. (Series A)                                              18,120                             370,916 (a)
Liberty Media Corp. (Series A)                                            1,504,702                          12,353,603 (a)
Life Time Fitness, Inc.                                                       7,473                             350,110 (a,j)
Michaels Stores, Inc.                                                        28,418                           1,067,948
Omnicom Group, Inc.                                                          82,920                           6,903,090 (j)
Pulte Homes, Inc.                                                            15,716                             603,809
Regal Entertainment Group (Class A)                                          37,721                             709,532 (j)
Starwood Hotels & Resorts Worldwide Inc.
Class B) (REIT)                                                               9,628                             652,104
Target Corp.                                                                 67,289                           3,499,701
The E.W. Scripps Co. (Class A)                                               20,019                             895,049
The Home Depot, Inc.                                                        366,892                          15,519,532
Univision Communications Inc. (Class A)                                      14,606                             503,469 (a)
Viacom Inc. (Class B)                                                       104,840                           4,067,792 (a)
Williams-Sonoma, Inc.                                                        19,438                             824,171 (a)
                                                                                                             85,896,808

CONSUMER STAPLES - 4.0%
Alberto-Culver Company                                                       17,985                             795,477
Clorox Co.                                                                   77,764                           4,654,175
Colgate-Palmolive Co.                                                       227,937                          13,015,203
Kroger Co.                                                                   22,043                             448,795 (a)
PepsiCo, Inc.                                                               206,117                          11,911,501
Sara Lee Corp.                                                              111,906                           2,000,879
The Coca-Cola Co.                                                           304,768                          12,760,636
The Hershey Company                                                           5,958                             311,186
Weight Watchers International Inc.                                           19,873                           1,021,472
                                                                                                             46,919,324

ENERGY - 4.5%
Amerada Hess Corp.                                                            3,875                             551,800
BJ Services Co.                                                              22,754                             787,288
Dresser-Rand Group, Inc.                                                     27,455                             682,257 (a)
EOG Resources, Inc.                                                          68,438                           4,927,536
Exxon Mobil Corp.                                                           355,311                          21,624,227
GlobalSantaFe Corp.                                                          18,879                           1,146,899
Halliburton Co.                                                              89,534                           6,537,773
Murphy Oil Corp.                                                              4,921                             245,164
Peabody Energy Corp.                                                         16,337                             823,548
Schlumberger Ltd.                                                           106,500                          13,479,705
Valero Energy Corp.                                                          15,341                             917,085
Weatherford International Ltd.                                               21,912                           1,002,474 (a)
                                                                                                             52,725,756

FINANCIALS - 8.1%
Affiliated Managers Group                                                    12,451                           1,327,401 (a,j)
AFLAC Incorporated                                                          131,089                           5,916,047 (h)
Alleghany Corp.                                                                 344                              99,513 (a)
American International Group, Inc.                                          260,016                          17,184,457
Bank of America Corp.                                                       302,347                          13,768,882
Berkshire Hathaway, Inc. (Class B)                                            1,824                           5,493,888 (a)
Calamos Asset Management Inc. (Class A)                                      28,077                           1,050,080
CB Richard Ellis Group, Inc. (Class A)                                       18,640                           1,504,248 (a)
Citigroup, Inc.                                                             100,877                           4,764,421
CVB Financial Corp.                                                          27,856                             476,338 (j)
Everest Re Group, Ltd.                                                       41,445                           3,869,720
Federal National Mortgage Assoc.                                            180,140                           9,259,196
Greenhill & Company, Inc.                                                    11,290                             746,382 (j)
HCC Insurance Holdings, Inc.                                                 87,662                           3,050,637 (j)
Legg Mason, Inc.                                                             11,399                           1,428,637
M&T Bank Corp.                                                                4,315                             492,514
Maguire Properties, Inc. (REIT)                                              12,403                             452,709 (j)
MBIA Inc.                                                                     5,536                             332,880
Mellon Financial Corp.                                                      128,803                           4,585,387
North Fork Bancorporation, Inc.                                              28,058                             808,912
SEI Investments Co.                                                           5,779                             234,223
State Street Corp.                                                          174,853                          10,566,367 (e)
SunTrust Banks, Inc.                                                         69,481                           5,055,438
The Hartford Financial Services Group, Inc.                                   8,724                             702,718
Trammell Crow Co. (REIT)                                                      1,441                              51,147 (a)
Zions Bancorporation                                                         10,416                             861,716
                                                                                                             94,083,858

HEALTHCARE - 7.7%
Abbott Laboratories                                                         278,555                          11,830,231 (h)
Advanced Medical Optics, Inc.                                                24,296                           1,133,166 (a,j)
Aetna, Inc.                                                                  84,558                           4,155,180
Alcon, Inc.                                                                   8,968                             935,004
Amgen, Inc.                                                                 147,936                          10,762,344 (a,h)
Amylin Pharmaceuticals, Inc.                                                 28,225                           1,381,614 (a,j)
Barr Pharmaceuticals, Inc.                                                   19,206                           1,209,594 (a)
Caremark Rx, Inc.                                                            21,589                           1,061,747 (a)
DENTSPLY International, Inc.                                                 12,668                             736,644
Gilead Sciences, Inc.                                                        14,573                             906,732 (a)
Henry Schein, Inc.                                                           21,219                           1,015,541 (a)
Johnson & Johnson                                                           228,811                          13,550,187
Kinetic Concepts, Inc.                                                        7,190                             296,012 (a)
LIncare Holdings Inc.                                                       170,323                           6,635,784 (a)
Manor Care, Inc.                                                             20,136                             893,032
Martek Biosciences Corp.                                                     16,819                             552,168 (a,j)
Pfizer Inc.                                                                 593,768                          14,796,699
Psychiatric Solutions Inc.                                                   30,111                             997,577 (a,j)
Quest Diagnostics Inc.                                                       17,261                             885,489
Thermo Electron Corp.                                                        33,456                           1,240,883 (a)
Wyeth                                                                       302,631                          14,683,656
                                                                                                             89,659,284

INDUSTRIALS - 3.7%
ChoicePoint, Inc.                                                            14,056                             629,006 (a)
Corinthian Colleges, Inc.                                                   129,963                           1,871,468 (a,j)
Corporate Executive Board Co.                                                 4,781                             482,403
CoStar Group, Inc.                                                           11,624                             603,169 (a,j)
Danaher Corp.                                                                18,351                           1,166,206
Dover Corp.                                                                 275,385                          13,372,695
Eaton Corp.                                                                  11,624                             848,203
Harsco Corp.                                                                 12,917                           1,067,203
Hexcel Corp.                                                                 41,203                             905,230 (a,j)
MoneyGram International, Inc.                                                32,760                           1,006,387
Rockwell Collins, Inc.                                                       21,818                           1,229,444
Southwest Airlines Co.                                                      311,149                           5,597,571 (j)
Stericycle, Inc.                                                             14,968                           1,012,136 (a)
Sunpower Corp. (Class A)                                                     10,732                             409,533 (a,j)
Tyco International Ltd.                                                     246,207                           6,618,044
United Technologies Corp.                                                    66,131                           3,833,614
Waste Management, Inc.                                                       51,560                           1,820,068
                                                                                                             42,472,380

INFORMATION TECHNOLOGY - 11.9%
Activision, Inc.                                                            153,390                           2,115,248 (a)
Affiliated Computer Services, Inc. (Class A)                                 10,894                             649,936 (a)
Analog Devices, Inc.                                                        130,143                           4,983,175
Automatic Data Processing, Inc.                                             154,185                           7,043,171 (h)
CDW Corp.                                                                     9,185                             540,537
Checkfree Corp.                                                              33,626                           1,698,113 (a)
Cisco Systems, Inc.                                                         486,850                          10,550,039 (a)
Cogent, Inc.                                                                 50,806                             931,782 (a,j)
Comverse Technology, Inc.                                                    35,415                             833,315 (a)
Dell, Inc.                                                                  156,952                           4,670,892 (a)
DST Systems, Inc.                                                            10,956                             634,791 (a)
eBay, Inc.                                                                   55,056                           2,150,487 (a)
EMC Corporation                                                             341,973                           4,661,092 (a)
Fidelity National Information Services, Inc.                                 62,768                           2,545,242
First Data Corp.                                                            448,342                          20,991,372 (h)
Fiserv, Inc.                                                                  8,493                             361,377 (a)
Harris Corp.                                                                 29,661                           1,402,669
Intel Corp.                                                                 224,172                           4,337,728
Intuit Inc.                                                                 241,346                          12,837,194 (a)
Juniper Networks, Inc.                                                       34,501                             659,659 (a)
Linear Technology Corp.                                                      32,281                           1,132,417
Macrovision Corp.                                                            21,252                             470,732 (a)
Manhattan Associates, Inc.                                                    7,264                             159,808 (a,j)
Microchip Technology Inc.                                                    18,052                             655,288
Microsoft Corp.                                                             810,868                          22,063,718 (h)
Molex Inc. (Class A)                                                        426,840                          12,685,685 (j)
NAVTEQ Corp.                                                                 12,175                             616,664 (a)
Neustar, Inc. (Class A)                                                      12,138                             376,278 (a)
Oracle Corp.                                                                762,107                          10,433,245 (a)
Symantec Corp.                                                               31,586                             531,592 (a)
Wind River Systems, Inc.                                                     30,837                             383,921 (a)
Xilinx, Inc.                                                                 23,240                             591,690
Yahoo! Inc.                                                                 117,622                           3,794,486 (a)
                                                                                                            138,493,343

MATERIALS - 1.1%
Cabot Corp.                                                                   9,962                             338,608
Martin Marietta Materials, Inc.                                               9,461                           1,012,611
Monsanto Co.                                                                113,170                           9,591,157
Praxair, Inc.                                                                15,847                             873,962
Sealed Air Corp.                                                              9,149                             529,453
                                                                                                             12,345,791

TELECOMMUNICATION SERVICES - 0.0%*
American Tower Corp. (Class A)                                               15,491                             469,687 (a)
Telephone and Data Systems Inc.                                               1,753                              66,176
                                                                                                                535,863

UTILITIES - 0.3%
Ameren Corp.                                                                 14,939                             744,261
DTE Energy Co.                                                               15,716                             630,054 (j)
PPL Corp.                                                                    27,666                             813,380
SCANA Corp.                                                                  19,172                             752,309
                                                                                                              2,940,004

TOTAL DOMESTIC EQUITY                                                                                       566,072,411
(COST $535,617,567)

--------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 23.2%
--------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 23.1%

CONSUMER DISCRETIONARY - 1.4%
Accor S.A.                                                                    4,321                             248,746
Kingfisher PLC                                                               84,419                             350,698
Koninklijke Philips Electronics N.V.                                        130,813                           4,415,080 (j)
Lagardere S.C.A. (Regd.)                                                      9,040                             705,067 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                        20,766                           2,033,015
Reed Elsevier PLC                                                           161,018                           1,541,703
Renault S.A.                                                                  4,692                             498,246
Sekisui Chemical Company Ltd.                                               116,000                             980,185 (j)
Tim Hortons, Inc.                                                             3,635                              96,509 (a,j)
Toyota Motor Corp.                                                           90,194                           4,915,225 (j)
                                                                                                             15,784,474

CONSUMER STAPLES - 1.2%
Carrefour S.A.                                                               19,917                           1,058,102
Diageo PLC                                                                  217,022                           3,412,390
Nestle S.A. (Regd.)                                                          16,157                           4,784,603
Seven & I Holdings Co. Ltd.                                                  55,400                           2,188,016
Tesco PLC                                                                   464,224                           2,657,227
                                                                                                             14,100,338

ENERGY - 2.6%
BG Group PLC                                                                181,088                           2,259,996
China Petroleum & Chemical Corp.                                          3,118,000                           1,808,154
EnCana Corp.                                                                 17,498                             817,453
Ente Nazionale Idrocarburi S.p.A.                                           107,877                           3,065,251
LUKOIL ADR                                                                   24,233                           2,021,032
Nexen Inc.                                                                    8,371                             460,740
Petroleo Brasileiro S.A. ADR                                                 44,715                           3,570,493 (a)
Saipem S.p.A.                                                               226,341                           5,228,875
Stolt Offshore S.A.                                                         286,081                           4,489,870 (a,j)
Tenaris S.A. ADR                                                              9,692                           1,751,054
Total S.A.                                                                   19,534                           5,146,225
                                                                                                             30,619,143

FINANCIALS - 6.7%
Acom Co. Ltd.                                                                17,534                           1,026,866 (j)
Allianz AG (Regd.)                                                           14,146                           2,358,625
AXA S.A.                                                                     74,652                           2,616,249 (j)
Banca Intesa S.p.A.                                                         378,210                           2,256,415
Banco Santander Central Hispano S.A. (Regd.)                                251,128                           3,662,025 (j)
Bank of Yokohama Ltd.                                                       218,012                           1,781,198
BNP Paribas                                                                   5,508                             493,608 (a)
BNP Paribas                                                                  58,220                           5,400,370 (j)
CapitaLand Ltd.                                                             889,000                           2,659,061
Credit Agricole S.A.                                                         71,758                           2,788,366
Credit Suisse Group (Regd.)                                                  72,782                           4,073,921
Hongkong Land Holdings Ltd.                                                 311,999                           1,160,636
ICICI Bank Ltd. ADR                                                          48,251                           1,335,588
ING Groep N.V.                                                               71,318                           2,813,558
Jardine Matheson Holdings Ltd.                                               60,706                           1,116,990
Kookmin Bank                                                                 41,501                           3,583,527
Lloyds TSB Group PLC                                                        252,159                           2,407,792
Mitsubishi Estate Co. Ltd. (REIT)                                           194,982                           4,610,558
Mitsubishi UFJ Financial Group, Inc.                                            362                           5,522,502
Mitsui Sumitomo Insurance Co. Ltd.                                          293,000                           3,975,701
Nomura Holdings, Inc.                                                       319,498                           7,108,079 (j)
Prudential PLC                                                              247,944                           2,870,728
Royal Bank of Scotland Group PLC                                            117,284                           3,810,340
Sun Hung Kai Properties Ltd. (REIT)                                         179,476                           1,821,393
Swiss Reinsurance                                                            20,005                           1,394,541
UniCredito Italiano S.p.A.                                                  719,837                           5,196,175 (j)
                                                                                                             77,844,812

HEALTHCARE - 1.6%
Angiotech Pharmaceuticals, Inc.                                              53,881                             797,439 (a)
GlaxoSmithKline PLC                                                         206,642                           5,394,389
Novartis AG (Regd.)                                                          54,522                           3,024,712
Roche Holding AG                                                             36,836                           5,471,070
Sanofi-Aventis                                                               20,809                           1,976,788 (j)
Smith & Nephew PLC                                                          116,325                           1,031,053
Smith & Nephew PLC ADR                                                       14,956                             667,187
Teva Pharmaceutical Industries Ltd. ADR                                       8,122                             334,464
                                                                                                             18,697,102

INDUSTRIALS - 3.3%
ABB Ltd. (Regd.)                                                            287,089                           3,613,738 (a)
Adecco S.A. (Regd.)                                                          24,046                           1,340,438
Asahi Glass Co. Ltd.                                                        198,005                           2,951,867 (j)
Brambles Industries PLC                                                     156,646                           1,170,393
Canadian National Railway Co.                                                60,817                           2,758,817
Chiyoda Corp.                                                               142,676                           3,313,266 (j)
East Japan Railway Co.                                                          202                           1,492,872
Group 4 Securicor PLC                                                       394,295                           1,294,328
Group 4 Securicor PLC                                                       404,993                           1,346,354
Komatsu Ltd.                                                                128,075                           2,436,888 (j)
Kubota Corp.                                                                114,000                           1,227,053 (j)
Malaysia International Shipping Corp. BHD                                   409,282                           1,044,569
Mitsubishi Heavy Industries Ltd.                                            112,000                             531,570
Orascom Construction Industries                                              35,152                           1,443,401
Sandvik AB                                                                   65,273                           3,856,733
Siemens AG (Regd.)                                                           44,280                           4,128,222
SMC Corp.                                                                    10,545                           1,639,082
Smiths Group PLC                                                            117,650                           2,006,008
Wolseley PLC                                                                 15,458                             379,131
                                                                                                             37,974,730

INFORMATION TECHNOLOGY - 1.7%
Hoya Corp.                                                                   72,000                           2,898,551
Mettler Toledo International Inc.                                             9,347                             563,998 (a)
Nidec Corp.                                                                  36,314                           2,973,076 (j)
Nokia OYJ                                                                   249,565                           5,158,348 (j)
Nortel Networks Corp.                                                       149,298                             456,878 (a)
Samsung Electronics Co. Ltd.                                                  4,360                           2,826,944
Taiwan Semiconductor Manufacturing Co. Ltd.                               1,508,819                           2,984,722
Telefonaktiebolaget LM Ericsson                                             567,930                           2,156,964
                                                                                                             20,019,481

MATERIALS - 2.2%
BASF AG                                                                      23,869                           1,868,864
BHP Billiton PLC                                                            416,673                           7,599,618
Cia Vale do Rio Doce ADR                                                     84,750                           4,112,917
Holcim Ltd. (Regd.)                                                          22,387                           1,778,146
Linde AG                                                                     19,158                           1,661,137
Potash Corp of Saskatchewan                                                  29,413                           2,591,830
Rio Tinto PLC (Regd.)                                                        68,799                           3,486,980
Toray Industries Inc.                                                       341,998                           2,794,187 (j)
                                                                                                             25,893,679

TELECOMMUNICATION SERVICES - 1.6%
America Movil S.A. de C.V. ADR (Series L)                                    75,969                           2,602,698
France Telecom S.A.                                                          23,386                             525,258
Singapore Telecommunications Ltd.                                         2,183,415                           3,575,719
Telecom Italia S.p.A                                                         58,328                             155,112 (j)
Telefonica S.A.                                                             110,973                           1,739,107
Telefonica S.A. ADR                                                             688                              32,315
Telenor ASA                                                                 191,808                           2,060,456 (j)
Vodafone Group PLC                                                          870,944                           1,820,390
Vodafone Group PLC ADR                                                      289,921                           6,059,349
                                                                                                             18,570,404

UTILITIES - 0.8%
E.ON AG                                                                      39,048                           4,291,129 (j)
National Grid PLC                                                            37,516                             372,542
Veolia Environnement                                                         72,866                           4,041,233
                                                                                                              8,704,904

TOTAL COMMON STOCK                                                                                          268,209,067
(COST $220,979,306)

PREFERRED STOCK - 0.1%
Cia Vale do Rio Doce ADR                                                     31,211                           1,349,252
(COST $583,084)

TOTAL FOREIGN EQUITY                                                                                        269,558,319
(COST $221,562,390)

                                                                         PRINCIPAL
                                                                          AMOUNT                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 23.5%
--------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 8.2%
U.S. Treasury Bonds
4.50%                                           02/15/36                $ 9,415,000                      $    8,832,399
7.13%                                           02/15/23                    295,000                             362,820
8.13%                                           08/15/19 - 08/15/21         540,000                             705,872 (h)
U.S. Treasury Notes
4.25%                                           01/15/11                  2,615,000                           2,550,253
4.38%                                           01/31/08 - 11/15/08       1,705,000                          11,599,778
4.50%                                           02/15/09 - 02/15/16      64,475,000                          63,104,360
4.63%                                           02/29/08                  8,730,000                           8,694,905
                                                                                                             95,850,387

FEDERAL AGENCIES - 0.1%
Federal Farm Credit Bank
3.75%                                           01/15/09                    650,000                             627,517 (h)
Federal Home Loan Mortgage Corp.
4.75%                                           12/08/10                    335,000                             328,465 (h)
                                                                                                                955,982

AGENCY MORTGAGE BACKED - 5.7%
Federal Home Loan Mortgage Corp.
4.50%                                           06/01/33 - 10/01/35         786,810                             725,872
5.00%                                           07/01/35 - 10/01/35      10,566,389                          10,054,913
5.50%                                           05/01/20                    124,584                             123,777
6.00%                                           04/01/17 - 05/01/35         913,338                             919,124
6.50%                                           01/01/27 - 12/01/34         666,499                             679,722
7.00%                                           10/01/25 - 02/01/35         133,193                             137,161
7.50%                                           11/01/09 - 09/01/33          68,520                              71,356
8.00%                                           01/01/30 - 11/01/30          19,166                              20,455
9.00%                                           10/01/25                      1,069                               1,168
Federal National Mortgage Assoc.
4.00%                                           05/01/19 - 06/01/19         306,134                             286,678
4.50%                                           05/01/18 - 02/01/35       3,533,219                           3,336,910
5.00%                                           06/01/20 - 08/01/35       5,183,998                           4,948,867
5.50%                                           04/01/14 - 08/01/35       2,344,682                           2,312,059
6.00%                                           01/01/19 - 08/01/35       6,057,191                           6,064,253
6.50%                                           09/01/17 - 02/01/35       2,597,018                           2,649,895
7.00%                                           04/01/17 - 05/01/35         447,507                             461,139
7.50%                                           12/01/09 - 03/01/34         156,720                             163,504
8.00%                                           12/01/11 - 11/01/33          65,214                              68,622
8.50%                                           06/01/30                        241                                 261
9.00%                                           06/01/09 - 12/01/22          38,374                              40,288
5.00%                                           TBA                       5,820,000                           5,672,684 (c)
5.50%                                           TBA                       7,920,000                           7,729,429 (c)
6.00%                                           TBA                      16,000,000                          15,995,008 (c)
Government National Mortgage Assoc.
4.50%                                           08/15/33 - 09/15/34         566,075                             532,752
6.00%                                           04/15/27 - 06/15/35         607,835                             614,942
6.50%                                           04/15/24 - 08/15/34         181,179                             187,731
7.00%                                           03/15/12 - 06/15/34          69,404                              71,533
8.00%                                           03/15/30                      3,435                               3,684
9.00%                                           11/15/16 - 12/15/21          26,685                              29,175
5.50%                                           TBA                       2,140,000                           2,118,600 (c)
                                                                                                             66,021,562

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Federal Home Loan Mortgage Corp.
1.90%                                           10/15/18                    418,085                              21,396 (g,h,i)
2.40%                                           12/15/30                    543,639                              28,201 (g,h,i)
3.74%                                           10/15/33                     70,000                              49,725 (i)
4.50%                                           04/15/13 - 03/15/19         753,215                              63,390 (g)
4.50%                                           05/15/17 - 11/15/19         400,000                             373,296
4.61%                                           12/15/33                     45,000                              34,467 (i)
5.00%                                           01/15/11 - 12/01/34       4,552,423                             935,475 (g)
5.00%                                           05/15/20 - 02/15/35       2,665,000                           2,446,670 (h)
5.50%                                           04/15/17 - 06/15/33         281,990                              43,158 (g)
5.50%                                           10/15/34                    307,757                             306,262
7.50%                                           01/15/16                     13,732                              14,220
7.50%                                           07/15/27                      8,242                               1,840 (g)
8.00%                                           02/01/23 - 07/01/24           5,959                               1,400 (g)
10.09%                                          09/25/43                    570,859                               7,441 (d,g,i)
Federal Home Loan Mortgage STRIPS
6.07%                                           08/01/27                      1,345                               1,087 (d,f)
Federal National Mortgage Assoc.
1.17%                                           12/25/42                    332,548                               8,054 (g,i)
2.73%                                           10/25/17                    147,593                               9,835 (g,i)
2.78%                                           09/25/42                    336,043                              27,724 (g,i)
2.83%                                           04/25/17                     95,925                               5,844 (g,i)
2.88%                                           08/25/16                     99,909                               5,036 (g,i)
4.50%                                           05/25/18                    170,052                              18,174 (g)
4.50%                                           12/25/19                    100,000                              89,822
4.56%                                           09/25/31                     63,364                              56,756 (i)
4.75%                                           11/25/14                     36,399                               2,771 (g)
5.00%                                           02/25/11 - 02/25/32          77,392                               5,197 (g)
5.00%                                           03/25/35                    175,000                             158,389
5.50%                                           01/25/27                     64,764                               7,895 (g)
5.50%                                           07/25/34 - 02/25/35         567,415                             564,137 (h)
5.75%                                           02/25/35                    425,000                             425,332
6.00%                                           12/25/34                    150,000                             149,555
6.50%                                           12/25/34                    193,562                             196,829
8.00%                                           07/25/14                     52,740                              53,863
Federal National Mortgage Assoc. (Class 1)
4.69%                                           11/01/34                  1,080,385                             786,678 (d,f)
Federal National Mortgage Assoc. (Class S)
2.28%                                           02/25/31                     99,293                               4,479 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                           11/25/13                    204,210                               9,261 (g)
5.00%                                           10/25/22                    135,150                              22,225 (g)
5.50%                                           08/25/33                    680,554                             158,615 (g)
6.01%                                           03/25/31                    106,204                             101,643 (i)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                        03/25/22                         16                                 263 (g)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                        05/25/22                          7                                 224 (g)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                           11/01/23                     26,134                               6,309 (g)
8.00%                                           08/01/23 - 07/01/24          12,458                               2,871 (g)
Government National Mortgage Assoc.
5.00%                                           02/16/34                     65,000                              59,357 (h)
Vendee Mortgage Trust
21.54%                                          05/15/33                    383,720                              10,073 (d,g,i)
                                                                                                              7,275,239

ASSET BACKED - 3.1%
American Express Credit Account Master Trust (Class A)
4.88%                                           11/17/08                  2,575,000                           2,575,076 (i)
Bank One Issuance Trust
3.59%                                           05/17/10                     20,000                              19,559
Bear Stearns Asset Backed Securities Inc.
5.04%                                           11/25/35                  5,000,000                           5,001,265 (h,i)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.19%                                           01/25/34                     30,799                              30,869 (h,i)
BMW Vehicle Owner Trust (Class B)
2.93%                                           03/25/09                     28,000                              27,791
Capital One Prime Auto Receivables Trust (Class A)
4.83%                                           09/17/07                     12,254                              12,254 (i)
Carmax Auto Owner Trust
4.35%                                           03/15/10                    154,000                             151,072
Citibank Credit Card Issuance Trust
4.45%                                           04/07/10                     35,000                              34,329
Countrywide Home Equity Loan Trust (Class A)
4.98%                                           07/15/27                     67,421                              67,424 (h,i)
Discover Card Master Trust I (Class A)
4.78%                                           04/16/10                  3,200,000                           3,201,723 (i)
Ford Credit Floorplan Master Owner Trust (Class A)
4.79%                                           07/15/09                  2,000,000                           1,998,050 (i)
GMAC Mortgage Corp. Loan Trust (Class A)
4.92%                                           06/25/34                    500,000                             500,045 (h,i)
Gracechurch Card Funding PLC (Class A)
4.78%                                           02/17/09                  2,000,000                           2,000,377 (i)
GSR Mortgage Loan Trust
5.02%                                           11/25/30                  5,098,854                           5,099,390 (i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                           10/15/10                    138,000                             134,919
Indymac Residential Asset Backed Trust
4.70%                                           06/25/36                  7,000,000                           7,000,000 (i)
Long Beach Mortgage Loan Trust
5.10%                                           09/25/35                  1,500,000                           1,502,336 (i)
Metris Master Trust (Class A)
4.93%                                           10/20/10                  2,000,000                           2,000,674 (i)
Mid-State Trust
7.54%                                           07/01/35                      6,074                               6,258
Peco Energy Transition Trust
6.52%                                           12/31/10                     50,000                              52,313
Residential Asset Mortgage Products, Inc.
5.06%                                           03/25/34                     85,980                              86,056 (i)
Residential Asset Securities Corp.
5.07%                                           07/25/32 - 01/25/36       3,022,189                           3,028,298 (i)
Residential Asset Securities Corp. (Class A)
4.16%                                           07/25/30                    350,000                             345,027 (i)
SLM Student Loan Trust (Class A)
4.54%                                           06/15/18                    431,900                             432,153 (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                           10/20/10                    103,000                             101,118
Wells Fargo Home Equity Trust
3.97%                                           09/25/24                     54,000                              52,724 (i)
                                                                                                             35,461,100

CORPORATE NOTES - 3.5%
Abbey National PLC
7.95%                                           10/26/29                    340,000                             414,489 (h)
Allegiance Corp.
7.00%                                           10/15/26                    245,000                             258,197 (h)
Allstate Life Global Funding Trusts
3.85%                                           01/25/08                    130,000                             126,669 (h)
Alltel Corp.
4.66%                                           05/17/07                    455,000                             451,952 (h)
Altria Group, Inc.
7.20%                                           02/01/07                    100,000                             101,007
American Electric Power Company, Inc. (Series D)
5.25%                                           06/01/15                    790,000                             756,499 (h)
American General Corp.
7.50%                                           08/11/10                    750,000                             804,864 (h)
Appalachian Power Co. (Series G)
3.60%                                           05/15/08                     20,000                              19,272 (h)
Appalachian Power Co. (Series K)
5.00%                                           06/01/17                    135,000                             124,601 (h)
Archer-Daniels-Midland Company
7.00%                                           02/01/31                    165,000                             184,234 (h)
Assurant, Inc.
6.75%                                           02/15/34                    145,000                             150,519 (h)
AT&T, Inc.
4.13%                                           09/15/09                    630,000                             602,407
5.63%                                           06/15/16                    530,000                             515,210
5.88%                                           08/15/12                    165,000                             165,872
BAC CAP TRUST V
5.63%                                           03/08/35                    425,000                             393,739 (h)
BellSouth Corp.
6.55%                                           06/15/34                    510,000                             509,078 (h)
BNSF Funding Trust I
6.61%                                           12/15/55                    700,000                             686,154 (h,i)
Burlington Northern Santa Fe Corp.
8.13%                                           04/15/20                    170,000                             206,112 (h)
Campbell Soup Co.
5.50%                                           03/15/07                     50,000                              50,033 (h)
Capital One Bank
6.50%                                           06/13/13                     25,000                              25,966 (h)
Capital One Financial Corp.
8.75%                                           02/01/07                    200,000                             205,353 (h)
Carolina Power & Light Co.
5.15%                                           04/01/15                     60,000                              57,695 (h)
5.70%                                           04/01/35                    155,000                             145,576 (h)
6.13%                                           09/15/33                    190,000                             189,816 (h)
Citigroup, Inc.
5.00%                                           03/06/07                     90,000                              89,774 (h)
Comcast Cable Communications Holdings, Inc.
9.46%                                           11/15/22                    865,000                           1,086,131 (h)
Consolidated Natural Gas Co.
5.38%                                           11/01/06                    175,000                             174,972 (h)
Consumers Energy Co.
5.15%                                           02/15/17                     55,000                              51,081 (h)
5.80%                                           09/15/35                    165,000                             152,723 (h)
Countrywide Home Loans, Inc.
5.63%                                           05/15/07                     50,000                              50,120 (h)
CSX Transportation, Inc.
9.75%                                           06/15/20                     21,000                              27,961 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                           06/04/08                    280,000                             271,201 (h)
4.75%                                           01/15/08                    580,000                             571,523 (h)
5.88%                                           03/15/11                    370,000                             368,744
6.40%                                           05/15/06                    500,000                             500,576 (h)
6.50%                                           11/15/13                    395,000                             401,043 (h)
Detroit Edison Co. (Series B)
5.45%                                           02/15/35                    400,000                             359,787
Deutsche Telekom International Finance BV
3.88%                                           07/22/08                    490,000                             474,763
Dominion Resources Inc. (Series B)
4.13%                                           02/15/08                     90,000                              87,798
Dominion Resources Inc. (Series G)
3.66%                                           11/15/06                     20,000                              19,792 (k)
Dominion Resources, Inc.
5.69%                                           05/15/08                    370,000                             370,657 (k)
Duke Capital LLC
4.30%                                           05/18/06                    130,000                             129,921
4.33%                                           11/16/06                    230,000                             228,701
5.67%                                           08/15/14                    295,000                             290,828
8.00%                                           10/01/19                    225,000                             261,605
El Paso Electric Co.
6.00%                                           05/15/35                    365,000                             341,107
Enterprise Products Operating LP
4.00%                                           10/15/07                    550,000                             538,066
EOP Operating LP
7.00%                                           07/15/11                    415,000                             436,311
EOP Operating LP (REIT)
7.75%                                           11/15/07                    835,000                             863,106
FirstEnergy Corp. (Series B)
6.45%                                           11/15/11                    985,000                           1,019,214
FPL Group Capital, Inc. (Series B)
5.55%                                           02/16/08                    430,000                             430,759 (h)
General Mills, Inc.
3.88%                                           11/30/07                     50,000                              48,803
Georgia Power Co.
4.88%                                           07/15/07                     65,000                              64,611
Goldman Sachs Group, Inc.
6.60%                                           01/15/12                  1,000,000                           1,047,591
Goodrich Corp.
7.10%                                           11/15/27                    240,000                             256,570
Greater Bay Bancorp
5.25%                                           03/31/08                    175,000                             173,797
Grupo Televisa S.A.
6.63%                                           03/18/25                    300,000                             295,911
GTE Corp.
6.94%                                           04/15/28                    100,000                             100,749
7.51%                                           04/01/09                    165,000                             173,261
Halliburton Co.
8.75%                                           02/15/21                    390,000                             494,450
HSBC Bank USA NA
3.88%                                           09/15/09                    920,000                             877,006
HSBC Finance Corp.
6.50%                                           11/15/08                    625,000                             642,449
ING Capital Funding TR III
8.44%                                           12/29/49                    455,000                             505,850 (i)
ING Groep N.V.
5.78%                                           12/29/49                    165,000                             160,130 (i)
International Business Machines Corp.
3.80%                                           02/01/08                    100,000                              97,601
4.75%                                           11/29/12                    250,000                             240,949
iStar Financial, Inc.
4.88%                                           01/15/09                    305,000                             299,326
7.00%                                           03/15/08                    400,000                             410,157
Kansas Gas & Electric
5.65%                                           03/29/21                    425,000                             410,536
Kimco Realty Corp. (REIT)
4.82%                                           06/01/14                    150,000                             140,405
Kinder Morgan Energy Partners LP
5.13%                                           11/15/14                     70,000                              66,265
Kinder Morgan, Inc.
6.50%                                           09/01/12                    140,000                             144,778
Laboratory Corp of America Holdings
5.63%                                           12/15/15                    165,000                             161,154
Lehman Brothers Holdings, Inc.
5.00%                                           01/14/11                  1,150,000                           1,127,158
Marsh & McLennan Companies Inc.
4.72%                                           07/13/07                  1,500,000                           1,498,319 (i)
5.15%                                           09/15/10                    864,000                             846,031
Midamerican Energy Holdings Co.
3.50%                                           05/15/08                    425,000                             408,620
Morgan Stanley
5.30%                                           03/01/13                    500,000                             488,585
Motorola, Inc.
4.61%                                           11/16/07                    565,000                             558,669
MUFG Capital Finance 1 Ltd.
6.35%                                           07/29/49                    240,000                             238,635 (i)
NB Capital Trust IV
8.25%                                           04/15/27                    215,000                             228,156
New Cingular Wireless Services Inc.
8.75%                                           03/01/31                    500,000                             632,487 (h)
News America, Inc.
7.25%                                           05/18/18                     50,000                              53,968
Nextel Communications Inc. (Series E)
6.88%                                           10/31/13                    335,000                             347,810
Norfolk Southern Corp.
6.00%                                           04/30/08                     20,000                              20,232
Norfolk Southern Railway Co.
9.75%                                           06/15/20                     64,000                              85,875
Northeast Utilities (Series B)
3.30%                                           06/01/08                     30,000                              28,601
Northrop Grumman Corp.
4.08%                                           11/16/06                    300,000                             297,857
Ocean Energy, Inc.
4.38%                                           10/01/07                     15,000                              14,761
Pacific Gas & Electric Co.
6.05%                                           03/01/34                    305,000                             298,423
Pemex Finance Ltd.
9.03%                                           02/15/11                     20,000                              21,554
Pemex Project Funding Master Trust
7.38%                                           12/15/14                  1,305,000                           1,394,640
8.63%                                           02/01/22                     60,000                              70,937
Pepco Holdings, Inc.
5.45%                                           06/01/10                     40,000                              39,954 (i)
5.50%                                           08/15/07                    305,000                             305,156
Procter & Gamble - Esop (Series A)
9.36%                                           01/01/21                    180,000                             223,029
Prudential Financial, Inc.
5.90%                                           03/17/36                    260,000                             252,774
Puget Energy, Inc.
3.36%                                           06/01/08                     30,000                              28,737
5.48%                                           06/01/35                    130,000                             118,247
Quest Diagnostics Inc.
6.75%                                           07/12/06                     45,000                              45,161
RBS Capital Trust I
4.71%                                           12/29/49                    250,000                             231,323 (i)
5.51%                                           09/29/49                    595,000                             573,471 (i)
Reckson Operating Partnership LP (REIT)
5.88%                                           08/15/14                     65,000                              64,173
Residential Capital Corp.
6.13%                                           11/21/08                  1,510,000                           1,510,710
Simon Property Group LP (REIT)
4.88%                                           08/15/10                    500,000                             485,813
Sprint Capital Corp.
6.00%                                           01/15/07                    250,000                             251,186
8.75%                                           03/15/32                    620,000                             774,185
Standard Chartered Bank Hong Kong Ltd.
4.38%                                           12/03/14                     40,000                              38,382 (i)
Telefonos de Mexico S.A. de C.V.
4.50%                                           11/19/08                    625,000                             607,731
TELUS Corp.
7.50%                                           06/01/07                    375,000                             383,530
The Kroger Company
6.80%                                           12/15/18                    160,000                             166,149
Thomson Corp.
5.50%                                           08/15/35                    165,000                             148,370
Time Warner Entertainment Co. LP
8.38%                                           07/15/33                    500,000                             576,111
Time Warner, Inc.
6.88%                                           05/01/12                     25,000                              26,199 (h)
TXU Electric Delivery Co.
5.00%                                           09/01/07                    140,000                             139,066
6.38%                                           05/01/12                    580,000                             596,163
Tyson Foods, Inc.
7.25%                                           10/01/06                    102,000                             102,882
United Utilities PLC
6.45%                                           04/01/08                    125,000                             127,231
Valero Energy Corp.
3.50%                                           04/01/09                    185,000                             174,923
Verizon
6.50%                                           09/15/11                     50,000                              50,835
Verizon Pennsylvania Inc.
8.75%                                           08/15/31                    165,000                             192,386 (h)
Viacom, Inc.
5.63%                                           05/01/07                     25,000                              25,007
Wells Fargo & Co.
5.25%                                           12/01/07                     90,000                              89,929
Westar Energy, Inc.
7.13%                                           08/01/09                    190,000                             195,295
Weyerhaeuser Co.
6.13%                                           03/15/07                     20,000                              20,133
Wisconsin Electric Power
3.50%                                           12/01/07                     70,000                              67,898
                                                                                                             40,849,384

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Banc of America Funding Corp.
5.76%                                           03/20/36                    194,951                             191,295 (h,i)
5.89%                                           02/20/36                    346,874                             342,625 (h,i)
Banc of America Mortgage Securities (Class B)
5.33%                                           10/25/35                    207,249                             194,166 (h,i)
5.40%                                           01/25/36                    199,835                             192,934 (h,i)
5.58%                                           02/25/36                    159,900                             155,902 (h,i)
Bank of America Alternative Loan Trust
6.50%                                           07/25/35                    276,702                             278,598 (h)
Bear Stearns Commercial Mortgage Securities
5.58%                                           03/11/39                  1,000,000                           1,002,746 (i)
6.02%                                           02/14/31                     75,000                              76,094 (h)
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                           12/25/35                    169,241                             160,362 (h)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                           02/25/36                    114,807                             109,263 (h,i)
Crusade Global Trust (Class A)
4.80%                                           01/17/34                  3,677,892                           3,683,767 (h,i)
CS First Boston Mortgage Securities Corp.
5.33%                                           10/25/35                    169,298                             157,987 (h,i)
6.13%                                           04/15/37                     50,000                              51,648 (h)
DLJ Commercial Mortgage Corp.
6.24%                                           11/12/31                    228,000                             232,203 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                           05/15/35                    473,674                             483,045 (h)
6.47%                                           04/15/34                    400,000                             416,020 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.48%                                           12/10/41                  3,947,473                             100,292 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                           04/10/37                    500,000                             494,590 (h)
Impac CMB Trust
5.08%                                           04/25/35                    687,720                             688,589 (h,i)
Impac CMB Trust (Class A)
5.20%                                           12/25/33                    172,336                             172,366 (h,i)
Indymac INDA Mortgage Loan Trust
5.17%                                           01/25/36                     99,966                              91,672 (i)
Indymac INDA Mortgage Loan Trust (Class B)
5.17%                                           01/25/36                    107,964                             104,994 (i)
Indymac Index Mortgage Loan Trust
5.42%                                           06/25/35                    318,443                             304,760 (i)
JP Morgan Mortgage Trust
5.41%                                           11/25/35                    637,834                             623,189 (i)
JPMorgan Chase Commercial Mortgage Securities
Corp.
6.47%                                           11/15/35                     40,000                              41,821
LB-UBS Commercial Mortgage Trust
4.06%                                           09/15/27                    108,000                             104,129 (i)
4.51%                                           12/15/29                    135,000                             129,082
5.38%                                           01/18/12                  4,865,756                             154,391 (d,i)
6.23%                                           03/15/26                     53,000                              54,184
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                           11/15/27                    704,000                             741,266
Master Alternative Loans Trust
5.00%                                           08/25/18                     67,754                               9,062 (g)
6.50%                                           08/25/34 - 05/25/35         629,518                             634,710 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                           01/25/35                    141,541                             144,372
Medallion Trust (Class A)
4.81%                                           08/22/36                  2,349,223                           2,353,029 (i)
MLCC Mortgage Investors, Inc.
5.40%                                           02/25/36                    164,997                             153,757 (i)
Morgan Stanley Capital I
6.53%                                           03/15/31                    287,000                             293,980
7.11%                                           04/15/33                     73,000                              76,488
Morgan Stanley Dean Witter Capital I
6.96%                                           10/15/33                     26,248                              26,706
7.20%                                           10/15/33                     50,000                              52,993
MortgageIT Trust (Class A)
5.12%                                           08/25/35                  3,429,659                           3,435,176 (i)
Nomura Asset Securities Corp. (Class A)
6.59%                                           03/15/30                    500,000                             511,057
Opteum Mortgage Acceptance Corp.
5.12%                                           02/25/35                    665,399                             665,087 (i)
Residential Accredit Loans, Inc.
6.00%                                           01/25/36                    249,690                             238,513
6.06%                                           01/25/36                    109,968                             109,337 (i)
Residential Asset Securitization Trust (Class A)
5.22%                                           05/25/35                  1,697,234                           1,702,086 (h,i)
Residential Funding Mortgage Security I
5.75%                                           01/25/36                    232,683                             220,804
Wachovia Bank Commercial Mortgage Trust
5.51%                                           03/15/45                  1,200,000                           1,201,320
Washington Mutual Inc.
5.16%                                           01/25/45                    347,428                             347,812 (i)
Wells Fargo Mortgage Backed Securities Trust
5.00%                                           11/25/20                    521,255                             506,382
5.39%                                           08/25/35                    474,992                             432,921 (i)
5.50%                                           01/25/36 - 03/25/36       1,691,445                           1,586,070
                                                                                                             26,235,642

SOVEREIGN BONDS - 0.0%*
Province of Ontario
3.38%                                           01/15/08                    500,000                             484,863

TOTAL BONDS AND NOTES                                                                                       273,134,159
(COST $277,893,920)

                                                                         NUMBER OF
                                                                          SHARES                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.4%
--------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                            96,107                           3,128,283
Industrial Select Sector SPDR Fund                                          374,755                          12,666,719

TOTAL EXCHANGE TRADED FUNDS                                                                                  15,795,002
(COST $13,501,895)

                                                                         NUMBER OF
                                                                         CONTRACTS                            VALUE
--------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
--------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U.S. Treasury Notes 2Yr. Futures                                                 30                                 469

PUT OPTIONS
Eurodollar Futures                                                               80                               2,500
U.S. Treasury Notes 2Yr. Futures                                                 30                               9,375

TOTAL PURCHASED OPTIONS                                                                                          12,344
(COST $20,632)

TOTAL INVESTMENTS IN SECURITIES                                                                          $1,124,572,235
(COST $1,048,596,404)

                                                                              NUMBER OF
                                                                               SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 19.5%
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 15.9%
GEI Short Term Investment Fund
4.87%                                                                   185,264,171                      $  185,264,171 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 3.6%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                    42,306,141                          42,306,141 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                227,570,312
(COST $227,570,312)

TOTAL INVESTMENTS                                                                                         1,352,142,547
(COST $1,276,166,716)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (16.3)%                                                       (189,036,944)
                                                                                                         --------------
SSETS  - 100.0%                                                                                          $1,163,105,603
                                                                                                         ==============


--------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at March
31, 2006 (unaudited):

                                                                                           CURRENT         UNREALIZED
                                                                         NUMBER OF         NOTIONAL      APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS          VALUE         DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 2 Yr. Futures                      June 2006               35        $   7,135,078    $      (11,644)
U.S.Treasury Notes 5 Yr. Futures                      June 2006               20            2,088,750           (10,803)
S & P 500 Index Futures                               June 2006                8            2,606,600           (15,550)

The GEI Total Return Fund had the following short futures contracts open at March 31, 2006 (unaudited):

                                                                                           CURRENT         UNREALIZED
                                                                         NUMBER OF         NOTIONAL      APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS          VALUE         DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Euro Schatz EUR                                       June 2006               55        $  (6,952,673)   $        2,949
U.S.Treasury Notes 10 Yr. Futures                     June 2006               20           (2,127,813)           (4,122)
                                                                                                         --------------
                                                                                                         $      (39,170)
                                                                                                         ==============

GEI INCOME FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)


                                                                         PRINCIPAL
                                                                          AMOUNT                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 95.1%
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 15.6% U.S. Treasury Bonds
4.50%                                            02/15/36               $ 1,465,000                      $    1,374,346
7.13%                                            02/15/23                   780,000                             959,322
8.13%                                            08/15/19 - 08/15/21      1,725,000                           2,251,560
U.S. Treasury Notes
4.13%                                            08/15/08                   230,000                             226,725
4.25%                                            01/15/11                   575,000                             560,763
4.38%                                            01/31/08 - 11/15/08      1,940,000                           1,922,575
4.50%                                            02/15/09 - 02/15/16      8,555,000                           8,364,559
4.63%                                            02/29/08                 1,450,000                           1,444,171
                                                                                                             17,104,021

Federal Agencies - 1.5%
Federal Farm Credit Bank
3.75%                                            01/15/09                   670,000                             646,826
Federal Home Loan Mortgage Corp.
4.75%                                            12/08/10                 1,065,000                           1,044,224
                                                                                                              1,691,050

AGENCY MORTGAGE BACKED - 17.1%
Federal Home Loan Mortgage Corp.
4.50%                                            06/01/33 - 10/01/35        580,795                             535,832
5.00%                                            07/01/35 - 10/01/35        540,876                             514,711
5.50%                                            05/01/20                    90,368                              89,784
6.00%                                            04/01/17 - 05/01/35      1,220,122                           1,225,747
6.50%                                            01/01/27 - 12/01/34        653,543                             666,652
7.00%                                            10/01/16 - 02/01/35        240,109                             247,441
7.50%                                            11/01/09 - 09/01/33         34,630                              35,982
8.00%                                            09/01/09 - 11/01/30         35,494                              37,229
8.50%                                            04/01/30 - 05/01/30         35,823                              38,574
Federal National Mortgage Assoc.
4.00%                                            05/01/19 - 06/01/19        326,566                             305,811
4.50%                                            05/01/18 - 12/01/34      2,481,121                           2,346,094
5.00%                                            03/01/34 - 08/01/35        682,050                             649,847
5.50%                                            12/01/13 - 08/01/33        925,697                             915,135
6.00%                                            06/01/14 - 07/01/35      2,602,901                           2,609,904
6.50%                                            03/01/15 - 02/01/35      3,027,249                           3,088,101
7.00%                                            03/01/15 - 05/01/35        995,661                           1,025,679
7.50%                                            12/01/09 - 03/01/34        288,251                             300,326
8.00%                                            12/01/12 - 11/01/33        207,999                             222,118
8.50%                                            05/01/31                     8,386                                9,074
9.00%                                            04/01/16 - 12/01/22         37,643                              40,006
5.00%                                            TBA                         85,000                              82,848 (c)
6.00%                                            TBA                      1,500,000                           1,499,532 (c)
Government National Mortgage Assoc.
4.38%                                            02/20/23 - 02/20/26         26,215                              26,376 (i)
4.50%                                            08/15/33 - 09/15/34        621,043                             584,485
5.13%                                            11/20/22 - 12/20/24          9,206                                9,26 (i)
6.00%                                            04/15/27 - 06/15/35        619,856                             627,088
6.50%                                            04/15/19 - 08/15/34        526,262                             545,113
7.00%                                            03/15/12 - 06/15/34        252,887                             262,331
7.50%                                            11/15/31 - 10/15/33         16,237                              17,029
8.00%                                            12/15/29 - 04/15/30         13,010                              13,950
8.50%                                            10/15/17                    32,184                              34,434
9.00%                                            11/15/16 - 12/15/21         75,171                              82,207
                                                                                                             18,688,708

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
Federal Home Loan Mortgage Corp.
1.90%                                            10/15/18                   468,255                              23,964 (g,i)
2.40%                                            12/15/30                 1,223,188                              63,453 (g,i)
3.74%                                            10/15/33                   235,000                             166,933 (i)
4.50%                                            04/15/13 - 03/15/19      1,071,410                             107,740 (g)
4.50%                                            05/15/17 - 11/15/19        350,000                             324,431
4.61%                                            12/15/33                   150,000                             114,890 (i)
5.00%                                            01/15/11 - 12/01/34      5,073,782                              851,885(g)
5.00%                                            05/15/20 - 02/15/35      2,530,000                           2,314,099
5.50%                                            04/15/17 - 06/15/33        713,458                             135,596 (g)
5.50%                                            10/15/34                   246,206                             245,010
6.14%                                            06/15/33                   622,886                             576,462 (i)
6.50%                                            02/15/21                       562                                 559
7.50%                                            01/15/16                    75,524                              78,210
7.50%                                            07/15/27                    19,216                                4,28 (g)
8.00%                                            02/01/23 - 07/01/24          9,745                                2,29 (g)
8.25%                                            06/01/26                    60,000                              77,092 (h,k)
10.09%                                           09/25/43                 2,350,595                              30,640 (d,g,i)
Federal Home Loan Mortgage STRIPS
6.07%                                            08/01/27                     2,369                                1,91 (d,f)
Federal National Mortgage Assoc.
1.17%                                            12/25/42                   166,274                                4,02 (g,i)
2.18%                                            10/25/29                   622,868                              32,206 (g,i)
2.28%                                            12/25/30                   617,652                              28,310 (g,i)
2.68%                                            05/25/18                 1,085,188                              67,933 (g,i)
2.78%                                            09/25/42                 1,768,650                             145,914 (g,i)
2.83%                                            04/25/17 - 10/25/17      1,391,137                              88,589 (g,i)
2.88%                                            08/25/16                   432,166                              21,782 (g,i)
3.28%                                            06/25/42                   571,143                              40,581 (g,i)
4.00%                                            02/25/28                    41,261                              40,268
4.50%                                            05/25/18                   185,512                              19,827 (g)
4.50%                                            12/25/19                   125,000                             112,277
4.56%                                            09/25/31                   404,824                             362,606 (i)
4.75%                                            11/25/14                   109,197                                8,31 (g)
5.00%                                            02/25/11 - 02/25/32        334,027                              32,196 (g)
5.00%                                            03/25/35                   175,000                             158,389
5.50%                                            01/25/27                   340,011                              41,449 (g)
5.50%                                            07/25/34 - 02/25/35        495,829                             492,902 (h)
5.75%                                            02/25/35                   250,000                             250,195
6.00%                                            12/25/34                   175,000                             174,481
6.50%                                            12/25/34                   107,535                             109,349
8.00%                                            07/25/14                   244,168                             249,363
Federal National Mortgage Assoc. (Class 1)
4.69%                                            11/01/34                   818,118                             595,709 (d,f)
Federal National Mortgage Assoc. (Class S)
2.28%                                            02/25/31                   589,354                              26,584 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                            11/25/13                   473,809                              21,513 (g)
5.00%                                            10/25/22                   159,722                              26,266 (g)
5.50%                                            08/25/33                   569,374                             132,702 (g)
6.01%                                            03/25/31                   581,000                             556,050 (i)
7.00%                                            09/25/20                     1,228                               1,234
Federal National Mortgage Assoc. REMIC (Class B)
5.92%                                            12/25/22                       638                                  51 (d,f)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                         03/25/22                        16                                  26 (g)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                         05/25/22                        14                                  44 (g)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                            11/01/23                    58,345                              14,085 (g)
8.00%                                            08/01/23 - 07/01/24         20,891                                4,82 (g)
8.50%                                            07/25/22                       999                                  23 (g)
9.00%                                            05/25/22                       646                                  17( g)
Government National Mortgage Assoc.
5.00%                                            02/16/34                   400,000                             365,275 (h)
Vendee Mortgage Trust
21.54%                                           05/15/33                 1,582,844                              41,550 (d,g,i)
                                                                                                              9,387,844

ASSET BACKED - 11.1%
American Express Credit Account Master Trust (Class A)
4.87%                                            12/15/08                   150,000                             150,020 (i)
Bank One Issuance Trust
3.59%                                            05/17/10                    85,000                              83,124
Bear Stearns Asset Backed Securities Inc.
5.04%                                            11/25/35                 2,000,000                           2,000,506 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                            03/25/09                   213,000                             211,413
Capital One Master Trust (Class C)
6.70%                                            06/15/11                   200,000                             205,438 (b,h)
Carmax Auto Owner Trust
4.35%                                            03/15/10                   131,000                             128,510
Chase Funding Mortgage Loan Asset-Backed Certificates
5.10%                                            02/25/33                   104,368                             104,587 (h,i)
5.75%                                            05/25/32                    32,000                              30,857 (h)
Citibank Credit Card Issuance Trust
4.45%                                            04/07/10                   274,000                             268,745
Countrywide Asset-Backed Certificates
5.25%                                            05/25/33                    30,840                              30,898 (h,i)
Countrywide Home Equity Loan Trust (Class A)
4.98%                                            07/15/27                   134,841                             134,847 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.03%                                            01/20/33                   501,623                             502,101 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
4.79%                                            07/15/09                 2,500,000                           2,497,562 (i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                            10/15/10                   146,000                             142,740
Mid-State Trust
7.54%                                            07/01/35                     3,037                                3,12 (h)
Peco Energy Transition Trust
6.52%                                            12/31/10                   192,000                             200,882 (h)
Residential Asset Mortgage Products, Inc.
5.02%                                            04/25/35                 5,000,000                           5,001,257 (i)
5.15%                                            12/25/33                   145,133                             145,277 (i)
Residential Asset Mortgage Products, Inc. (Class A)
5.10%                                            06/25/32                    68,898                              68,965 (i)
Residential Asset Securities Corp.
5.07%                                            07/25/32                    20,172                              20,187 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                            10/20/10                    88,000                              86,392
Wells Fargo Home Equity Trust
3.97%                                            09/25/24                    77,000                              75,180 (h,i)
                                                                                                             12,092,617

CORPORATE NOTES - 28.3%
Abbey National PLC
7.95%                                            10/26/29                   200,000                             243,817
AES Corp.
8.75%                                            06/15/08                   275,000                             286,687
AIG SunAmerica Global Financing VII
5.85%                                            08/01/08                   220,000                             222,364 (b)
Air Jamaica Ltd.
9.38%                                            07/08/15                   300,000                             309,000 (b)
Allegiance Corp.
7.00%                                            10/15/26                   210,000                             221,312
Allied Waste North America
7.25%                                            03/15/15                   350,000                             357,000
Allstate Life Global Funding Trusts
3.85%                                            01/25/08                   220,000                             214,363
Altria Group, Inc.
7.20%                                            02/01/07                   125,000                             126,258
American Electric Power Company, Inc. (Series D)
5.25%                                            06/01/15                    90,000                              86,183
American General Corp.
7.50%                                            08/11/10                   130,000                             139,510
Appalachian Power Co. (Series G)
3.60%                                            05/15/08                   150,000                             144,541
Appalachian Power Co. (Series K)
5.00%                                            06/01/17                   110,000                             101,527
Archer-Daniels-Midland Company
7.00%                                            02/01/31                   110,000                             122,823
Assurant, Inc.
6.75%                                            02/15/34                   175,000                             181,661
AT&T, Inc.
4.13%                                            09/15/09                   220,000                             210,364
5.63%                                            06/15/16                   265,000                             257,605
5.88%                                            08/15/12                   110,000                             110,582
BAC CAP TRUST V
5.63%                                            03/08/35                   180,000                             166,760
Banco BMG S.A.
9.15%                                            01/15/16                   115,000                             117,875 (b)
Banco Mercantil del Norte S.A.
5.88%                                            02/17/14                   225,000                             225,000 (b,i)
Banco Santander Chile
5.38%                                            12/09/14                   215,000                             207,372 (b)
Bavaria S.A.
8.88%                                            11/01/10                   115,000                             124,200 (b)
8.88%                                            11/01/10                    90,000                              97,650
BellSouth Corp.
6.55%                                            06/15/34                   185,000                             184,665
BNP US Funding LLC (Series A)
7.74%                                            12/31/49                    80,000                              82,699 (b,i)
BNSF Funding Trust I
6.61%                                            12/15/55                   135,000                             132,330 (i)
Boyd Gaming Corp.
7.13%                                            02/01/16                   145,000                             146,994
British Aerospace Finance, Inc.
7.50%                                            07/01/27                   125,000                             139,238 (b)
Burlington Northern Santa Fe Corp.
8.13%                                            04/15/20                   340,000                             412,223
Campbell Soup Co.
5.50%                                            03/15/07                   160,000                             160,105
Capital One Bank
6.50%                                            06/13/13                    75,000                              77,898
Capital One Financial Corp.
8.75%                                            02/01/07                   170,000                             174,550
Carolina Power & Light Co.
5.15%                                            04/01/15                    80,000                              76,927
5.70%                                            04/01/35                    45,000                              42,264
6.13%                                            09/15/33                   235,000                             234,772
Chesapeake Energy Corp.
7.75%                                            01/15/15                   295,000                             308,275
Clear Channel Communications, Inc.
4.63%                                            01/15/08                   255,000                             250,290
Comcast Cable Communications Holdings, Inc.
9.46%                                            11/15/22                   155,000                             194,625
Consolidated Natural Gas Co.
5.38%                                            11/01/06                   255,000                             254,959
Consumers Energy Co.
5.15%                                            02/15/17                   125,000                             116,093
5.80%                                            09/15/35                   110,000                             101,815
Corp Interamericana de Entretenimiento S.A.
8.88%                                            06/14/15                   150,000                             148,500 (b)
Cosan S.A. Industria e Comercio
8.25%                                            02/28/49                   140,000                             135,100 (b)
Countrywide Home Loans, Inc.
5.63%                                            05/15/07                   100,000                             100,240
COX Communications, Inc.
5.45%                                            12/15/14                   200,000                             189,449
Crown Americas LLC and Crown Americas Capital Corp.
7.75%                                            11/15/15                   395,000                             409,812 (b)
CSX Transportation, Inc.
9.75%                                            06/15/20                   105,000                             139,807
DaimlerChrysler NA Holding Corp.
4.05%                                            06/04/08                   110,000                             106,543
4.75%                                            01/15/08                   110,000                             108,392
5.88%                                            03/15/11                   160,000                             159,457
6.50%                                            11/15/13                   335,000                             340,125
DBS Bank Ltd.
5.00%                                            11/15/19                   235,000                             220,986 (b,i)
Desarrolladora Homex S.A. de C.V.
7.50%                                            09/28/15                   125,000                             121,250
Detroit Edison Co. (Series B)
5.45%                                            02/15/35                   190,000                             170,899
Deutsche Bank Capital Funding Trust VII
5.63%                                            01/19/49                   100,000                              95,884 (b,i)
DirecTV Holdings LLC
6.38%                                            06/15/15                   325,000                             320,937
Dominion Resources Inc. (Series B)
4.13%                                            02/15/08                   130,000                             126,819
Dominion Resources Inc. (Series G)
3.66%                                            11/15/06                   220,000                             217,716 (k)
Dominion Resources, Inc.
5.69%                                            05/15/08                   165,000                             165,293 (k)
Duke Capital LLC
4.30%                                            05/18/06                    90,000                              89,945
4.33%                                            11/16/06                   135,000                             134,238
5.67%                                            08/15/14                    50,000                              49,293
Echostar DBS Corp.
5.75%                                            10/01/08                   155,000                             153,450 (h)
7.13%                                            02/01/16                   305,000                             300,044 (b)
El Paso Electric Co.
6.00%                                            05/15/35                   165,000                             154,199
Enterprise Products Operating LP
4.00%                                            10/15/07                   245,000                             239,684 (h)
EOP Operating LP
7.00%                                            07/15/11                   220,000                             231,298
EOP Operating LP (REIT)
7.75%                                            11/15/07                   340,000                             351,444
FirstEnergy Corp. (Series B)
6.45%                                            11/15/11                   225,000                             232,815
FPL Group Capital, Inc. (Series B)
5.55%                                            02/16/08                   220,000                             220,388 (h)
Georgia Power Co.
4.88%                                            07/15/07                   200,000                             198,803
Gerdau S.A.
8.88%                                            12/31/49                   110,000                             115,500 (b)
Goodrich Corp.
7.10%                                            11/15/27                   185,000                             197,773
Greater Bay Bancorp
5.25%                                            03/31/08                   210,000                             208,556
Grupo Televisa S.A.
6.63%                                            03/18/25                   210,000                             207,138
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.38%                                            05/01/12                   100,000                             110,000
GS Caltex Corp.
5.50%                                            10/15/15                   170,000                             164,350 (b)
GTE Corp.
6.94%                                            04/15/28                   240,000                             241,798
7.51%                                            04/01/09                   110,000                             115,507
Halliburton Co.
8.75%                                            02/15/21                   365,000                             462,754
Hopson Development Holdings Ltd.
8.13%                                            11/09/12                   145,000                             149,712 (b)
HSBC Bank USA NA
3.88%                                            09/15/09                   425,000                             405,139
HSBC Capital Funding LP (Series 1)
9.55%                                            12/31/49                    65,000                              74,215 (b,i)
HSBC Finance Corp.
6.50%                                            11/15/08                   365,000                             375,190
IBM Canada Credit Services Company
3.75%                                            11/30/07                    95,000                              92,509 (b)
ILFC E-Capital Trust I
5.90%                                            12/21/65                   440,000                             427,028 (b,i)
ING Capital Funding TR III
8.44%                                            12/29/49                    55,000                              61,147 (i)
ING Groep N.V.
5.78%                                            12/29/49                   110,000                             106,753 (i)
International Business Machines Corp.
3.80%                                            02/01/08                   115,000                             112,241
iStar Financial, Inc.
4.88%                                            01/15/09                    55,000                              53,977
7.00%                                            03/15/08                    40,000                              41,016
Kansas Gas & Electric
5.65%                                            03/29/21                   105,000                             101,427
Kimco Realty Corp. (REIT)
4.82%                                            06/01/14                   110,000                             102,964
Kinder Morgan Energy Partners LP
5.13%                                            11/15/14                   155,000                             146,729
Kinder Morgan, Inc.
6.50%                                            09/01/12                   160,000                             165,460
Kraft Foods, Inc.
5.25%                                            06/01/07                   100,000                              99,774
L-3 Communications Corp.
6.38%                                            10/15/15                   165,000                             162,525
Laboratory Corp of America Holdings
5.63%                                            12/15/15                   110,000                             107,436
Loma Negra Compania Industrial Agrentina S.A.
7.25%                                            03/15/13                    80,000                              78,800 (b)
Lyondell Chemical Co. (Series A)
9.63%                                            05/01/07                   270,000                             278,775
MacDermid, Inc.
9.13%                                            07/15/11                   410,000                             432,550
Marsh & McLennan Companies, Inc.
5.15%                                            09/15/10                   170,000                             166,464
Meritage Homes Corp.
6.25%                                            03/15/15                   480,000                             424,800 (h)
MGM Mirage
5.88%                                            02/27/14                   495,000                             466,537 (h)
Midamerican Energy Holdings Co.
3.50%                                            05/15/08                   200,000                             192,292
6.13%                                            04/01/36                   115,000                             113,011 (b)
Mohegan Tribal Gaming Authority
8.00%                                            04/01/12                   270,000                             282,825
Motorola, Inc.
4.61%                                            11/16/07                   285,000                             281,807
MUFG Capital Finance 1 Ltd.
6.35%                                            07/29/49                   100,000                              99,431 (i)
National Power Corp.
9.02%                                            08/23/11                   110,000                             121,175 (b,i)
NB Capital Trust IV
8.25%                                            04/15/27                   110,000                             116,731
Nelnet, Inc.
5.13%                                            06/01/10                   205,000                             197,476
New Cingular Wireless Services Inc.
8.75%                                            03/01/31                   220,000                             278,294
News America, Inc.
7.25%                                            05/18/18                   110,000                             118,729
Nextel Communications Inc. (Series E)
6.88%                                            10/31/13                   275,000                             285,516
Nordea Bank AB
5.42%                                            12/29/49                   115,000                             109,791 (b,i)
Norfolk Southern Railway Co.
9.75%                                            06/15/20                   170,000                             228,106
Northeast Utilities (Series B)
3.30%                                            06/01/08                   235,000                             224,041
Northrop Grumman Corp.
4.08%                                            11/16/06                    70,000                              69,500
Ocean Energy, Inc.
4.38%                                            10/01/07                    75,000                              73,806
Ohio Power Co. (Series E)
6.60%                                            02/15/33                    65,000                              67,650
Owens Brockway Glass Container Inc.
6.75%                                            12/01/14                   115,000                             112,412
Pacific Gas & Electric Co.
6.05%                                            03/01/34                    95,000                              92,951
PanAmSat Corp.
9.00%                                            08/15/14                   320,000                             336,800
Pemex Finance Ltd.
9.03%                                            02/15/11                   250,000                             269,420
9.69%                                            08/15/09                   189,000                             201,699 (h)
Pemex Project Funding Master Trust
6.13%                                            08/15/08                   265,000                             267,406
7.38%                                            12/15/14                    30,000                              32,061
Pepco Holdings, Inc.
5.45%                                            06/01/10                    45,000                              44,948 (i)
Potomac Edison Company
5.35%                                            11/15/14                    95,000                              92,554
Procter & Gamble - Esop (Series A)
9.36%                                            01/01/21                   305,000                             377,910
Prudential Financial, Inc.
5.90%                                            03/17/36                   115,000                             111,804
Puget Energy, Inc.
3.36%                                            06/01/08                   125,000                             119,739
5.48%                                            06/01/35                   110,000                             100,055
Quest Diagnostics Inc.
6.75%                                            07/12/06                   115,000                             115,412
Qwest Corp.
7.63%                                            06/15/15                   400,000                             428,000
Rabobank Capital Funding II
5.26%                                            12/31/49                   275,000                             264,325 (b,i)
Rabobank Capital Funding Trust
5.25%                                            12/29/49                   130,000                             122,865 (b,i)
RBS Capital Trust I
4.71%                                            12/29/49                   110,000                             101,782 (i)
5.51%                                            09/29/49                   195,000                             187,944 (i)
Reckson Operating Partnership LP (REIT)
5.88%                                            08/15/14                   140,000                             138,218
Residential Capital Corp.
6.13%                                            11/21/08                   445,000                             445,209
Rogers Cable Inc.
5.50%                                            03/15/14                   250,000                             236,875
Simon Property Group LP (REIT)
4.60%                                            06/15/10                   115,000                             110,892
4.88%                                            08/15/10                   150,000                             145,744
Sprint Capital Corp.
6.00%                                            01/15/07                   290,000                             291,376
8.75%                                            03/15/32                   360,000                             449,527 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                            12/03/14                   130,000                             124,741 (i)
Stewart Enterprises, Inc.
7.75%                                            02/15/13                   350,000                             336,000 (b,h)
Telefonos de Mexico S.A. de C.V.
4.50%                                            11/19/08                   125,000                             121,546
8.75%                                            01/31/16                 1,500,000                             132,444
TELUS Corp.
7.50%                                            06/01/07                   220,000                             225,004
Tesoro Corp.
6.25%                                            11/01/12                    85,000                              83,512 (b)
The Kroger Company
6.80%                                            12/15/18                   110,000                             114,228
Thomson Corp.
5.50%                                            08/15/35                   115,000                             103,410
Time Warner Entertainment Co. LP
8.38%                                            07/15/33                   160,000                             184,355
TXU Electric Delivery Co.
5.00%                                            09/01/07                   115,000                             114,232
6.38%                                            05/01/12                   250,000                             256,967
Tyson Foods, Inc.
7.25%                                            10/01/06                     6,000                               6,052
United Overseas Bank Ltd.
4.50%                                            07/02/13                   220,000                             204,213 (b)
Valero Energy Corp.
3.50%                                            04/01/09                   180,000                             170,196
Verizon
6.50%                                            09/15/11                   135,000                             137,255
Verizon Pennsylvania Inc.
8.75%                                            08/15/31                   110,000                             128,258
Viacom, Inc.
5.63%                                            05/01/07                   200,000                             200,059
VTB Capital SA for Vneshtorgbank
5.68%                                            09/21/07                   220,000                             220,890 (b,i)
Westar Energy, Inc.
5.15%                                            01/01/17                    90,000                              84,460
7.13%                                            08/01/09                    60,000                              61,672
Westfield Capital Corporation Limited
4.38%                                            11/15/10                   175,000                             166,480  (b)
Weyerhaeuser Co.
6.13%                                            03/15/07                    74,000                              74,494
Wisconsin Electric Power
3.50%                                            12/01/07                   160,000                             155,195
                                                                                                             30,918,302

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6%
Banc of America Funding Corp.
5.76%                                            03/20/36                    69,982                              68,670 (i)
5.89%                                            02/20/36                   174,937                             172,586 (i)
Banc of America Mortgage Securities (Class B)
5.40%                                            01/25/36                    74,938                              72,284 (i)
Bank of America Alternative Loan Trust
6.50%                                            07/25/35                    92,234                              92,866
Bear Stearns Commercial Mortgage Securities
6.02%                                            02/14/31                   300,000                             304,374
Bear Stearns Commercial Mortgage Securities (Class C)
4.78%                                            08/03/14                 1,000,000                           1,000,000 (b,i)
CalSTRS Trust
4.13%                                            11/20/12                   529,000                             519,253 (b,h)
Countrywide Home Loan Mortgage Pass Through Trust (Class M)
5.50%                                            12/25/35                    74,665                              70,748
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                            02/25/36                    39,933                              38,005 (i)
Crusade Global Trust (Class A)
5.12%                                            09/18/34                   165,256                             165,627 (h,i)
CS First Boston Mortgage Securities Corp.
1.54%                                            03/15/35                 3,704,291                             165,234 (b,h,i)
5.33%                                            10/25/35                    74,690                              69,700 (i)
5.48%                                            07/15/37                 2,633,000                              77,185 (b,d,h,i)
6.13%                                            04/15/37                   175,000                             180,769 (h)
First Union-Lehman Brothers-Bank of America
6.56%                                            11/18/35                   145,799                             148,496 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                            05/15/35                   341,993                             348,759 (h)
6.47%                                            04/15/34                   159,000                             165,368 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.48%                                            12/10/41                 4,515,448                             114,723 (d,h,i)
Granite Mortgages PLC (Class 1)
4.35%                                            01/20/43                   982,627                             984,769 (h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                            04/10/37                   301,000                             297,743 (h)
Indymac INDA Mortgage Loan Trust
5.16%                                            01/25/36                    99,966                              91,672 (i)
Indymac INDA Mortgage Loan Trust (Class B)
5.17%                                            01/25/36                    99,966                              97,216 (i)
Indymac Index Mortgage Loan Trust
5.42%                                            06/25/35                   118,421                             113,333 (i)
JP Morgan Mortgage Trust
5.41%                                            11/25/35                   260,040                             254,069 (i)
JPMorgan Chase Commercial Mortgage Securities Corp.
1.16%                                            01/12/39                 2,711,739                             111,563 (b,h,i)
6.47%                                            11/15/35                   190,000                             198,652 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                            09/15/27                   495,000                             477,256 (h,i)
4.51%                                            12/15/29                   163,000                             155,855 (h)
5.15%                                            03/15/34                   559,328                                9,48 (b,d,h,i)
5.38%                                            01/18/12                 3,432,304                             108,907 (d,h,i)
6.06%                                            10/15/35                   835,291                              36,813 (b,d,i)
6.23%                                            03/15/26                   130,000                             132,904 (h)
7.27%                                            02/15/40                 2,732,486                              58,168 (b,d,h,i)
7.62%                                            03/15/36                 3,240,625                              92,830 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                            12/15/30                   172,000                             177,598 (h)
6.65%                                            11/15/27                   144,000                             151,623 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                            07/14/16                    34,000                              35,758 (b,h)
Master Alternative Loans Trust
5.00%                                            08/25/18                   216,814                              28,999 (g,h)
6.50%                                            08/25/34 - 05/25/35        629,657                             634,695 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                            01/25/35                   161,761                             164,996 (h)
MLCC Mortgage Investors, Inc.
5.40%                                            02/25/36                    59,999                              55,912 (i)
Morgan Stanley Capital I
7.11%                                            04/15/33                   513,000                             537,511 (h)
Morgan Stanley Dean Witter Capital I
5.20%                                            04/15/34                   497,636                              10,775 (b,d,h,i)
5.28%                                            10/15/35                   772,261                              16,048 (b,d,h,i)
7.20%                                            10/15/33                   199,000                             210,911 (h)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                            10/15/35                   150,000                             156,575 (h)
6.54%                                            02/15/31                    35,957                              36,805 (h)
Morgan Stanley Dean Witter Capital I (Class X)
1.46%                                            02/01/31                   399,577                              17,869 (b,h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                            03/15/30                   500,000                             511,057
Puma Finance Ltd. (Class A)
4.75%                                            10/11/34                   269,810                             269,726 (i)
Residential Funding Mortgage Security I
5.75%                                            01/25/36                   199,728                             189,289
SDG Macerich Properties LP
5.16%                                            05/15/09                 2,000,000                           1,999,990 (b,i)
Wells Fargo Mortgage Backed Securities Trust
5.00%                                            11/25/20                   212,363                             206,304
5.39%                                            08/25/35                   106,773                              97,764 (i)
5.50%                                            01/25/36                   149,999                             139,728
                                                                                                             12,645,812

SOVEREIGN BONDS - 1.3%
Government of  Argentina
8.28%                                            12/31/33                   157,909                             155,145
Government of Bahamas
6.63%                                            05/15/33                   125,000                             138,044 (b,h)
Government of Brazil
7.13%                                            01/20/37                   140,000                             137,200
8.88%                                            10/14/19                   150,000                             173,250
12.50%                                           01/05/16                   280,000                             130,287
Government of Indonesia
8.50%                                            10/12/35                   145,000                             161,675 (b)
Government of Mexico
5.63%                                            01/15/17                   190,000                             184,015
Government of Philippine
7.75%                                            01/14/31                   140,000                             141,050
Government of Uruguay
8.00%                                            11/18/22                   160,000                             167,200
                                                                                                              1,387,866

TOTAL BONDS AND NOTES                                                                                       103,916,220
 (COST $107,814,321)

                                                                         NUMBER OF
                                                                         CONTRACTS                            VALUE
-------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U.S. Treasury Notes 2Yr. tures                                                   15                      $          234

PUT OPTIONS
Eurodollar Futures                                                               40                               1,250
U.S. Treasury Notes 2Yr. Futures                                                 15                               4,688
                                                                                                                  5,938

TOTAL PURCHASED OPTIONS                                                                                           6,172
 (COST $10,316)

TOTAL INVESTMENTS IN SECURITIES                                                                             103,922,392
 (COST $107,824,637)

                                                                         NUMBER OF
                                                                          SHARES                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.5%
--------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
4.87%                                                                    22,440,902                          22,440,902 (d,l)
 (COST $22,440,902)

TOTAL INVESTMENTS                                                                                           126,363,294
 (COST $130,265,539)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (15.6)%                                                        (17,006,005)
                                                                                                         --------------
NET ASSETS - 100.0%                                                                                      $  109,357,289
                                                                                                         ==============


--------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at March 31, 2006 (unaudited):

                                                                                        CURRENT            UNREALIZED
                                                                         NUMBER OF      NOTIONAL         APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS       VALUE            DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 2 Yr. Futures                      June 2006               10      $   2,038,594      $       (3,327)
U.S.Treasury Notes 5 Yr. Futures                      June 2006               45          4,699,687             (24,307)

The GEI Income Fund had the following short futures contracts open at March 31, 2006 (unaudited):

                                                                                        CURRENT            UNREALIZED
                                                                         NUMBER OF      NOTIONAL         APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS       VALUE            DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Euro Schatz EUR                                       June 2006               15      $  (1,896,184)     $          804
U.S.Treasury Notes 10 Yr. Futures                     June 2006               10         (1,063,906)             (2,061)
                                                                                                         --------------
                                                                                                         $      (28,891)
                                                                                                         ==============

GEI REAL ESTATE SECURITIES

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)


                                                                         NUMBER OF
                                                                          SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (REIT) -- 87.5%
--------------------------------------------------------------------------------------------------------------------------------

APARTMENT - 19.7%
AMB Property Corp.                                                          127,350                      $    6,911,284
Archstone-Smith Trust                                                       180,707                           8,813,080
AvalonBay Communities, Inc.                                                  66,780                           7,285,698
Camden Property Trust                                                        26,950                           1,941,748
Equity Residential                                                          129,180                           6,044,332
                                                                                                             30,996,142

DIVERSIFIED - 4.7%
Vornado Realty Trust                                                         76,860                           7,378,560

HOTEL - 7.0%
Host Marriott Corp.                                                         220,050                           4,709,070
Starwood Hotels & Resorts Worldwide Inc. (Class B)                           93,610                           6,340,205
                                                                                                             11,049,275
MORTGAGE - 1.7%
Deerfield Triarc Capital Corp.                                              200,650                           2,706,769

OFFICE/INDUSTRIAL - 18.5%
Boston Properties, Inc.                                                      88,020                           8,207,865
Equity Office Properties Trust                                              209,190                           7,024,600
Prologis                                                                    184,860                           9,890,010
SL Green Realty Corp.                                                        39,380                           3,997,070
                                                                                                             29,119,545

REAL ESTATE - 2.5%
Essex Property Trust, Inc.                                                   36,670                           3,987,129

REGIONAL MALL - 17.0%
General Growth Properties, Inc.                                             175,690                           8,585,970
Macerich Co.                                                                 62,210                           4,600,430
Simon Property Group, Inc.                                                  139,520                          11,739,213
Taubman Centers, Inc.                                                        42,010                           1,750,557
                                                                                                             26,676,170
SELF STORAGE - 3.1%
Public Storage, Inc.                                                         60,490                           4,913,603

SHOPPING CENTER - 13.3%
Federal Realty Investment Trust                                              69,700                           5,241,440
Kimco Realty Corp.                                                          149,300                           6,067,552
Regency Centers Corp.                                                        63,740                           4,282,691
Tanger Factory Outlet Centrs                                                154,080                           5,301,893
                                                                                                             20,893,576

TOTAL COMMON STOCK (REIT)
(COST $95,077,122)                                                                                          137,720,769

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 4.4%
-------------------------------------------------------------------------------------------------------------------------------

HOME BUILDING - 4.4%
D.R. Horton, Inc.                                                            39,100                           1,298,902
Lennar Corp. (Class A)                                                       23,400                           1,412,892
Ryland Group, Inc.                                                           19,430                           1,348,442
Technical Olympic USA, Inc.                                                  69,370                           1,411,679
Toll Brothers, Inc.                                                          39,270                           1,359,920 (a)
                                                                                                             6,831,835

TOTAL COMMON STOCK                                                                                          144,552,604
(Cost $ 102,427,402)

                                                                            PRINCIPAL
                                                                              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.8%
-------------------------------------------------------------------------------------------------------------------------------

INDUSTRIALS - 1.8%

Meritage Homes Corp.                                 03/15/15           $ 2,000,000                           1,770,000
6.25%
Technical Olympic USA, Inc.                          07/01/10             1,000,000                           1,025,000
9.00%

TOTAL CORPORATE BONDS                                                                                         2,795,000
(COST $2,809,725)

TOTAL INVESTMENTS IN SECURITIES                                                                             147,347,604
(COST $105,237,127)

                                                                         NUMBER OF
                                                                          SHARES
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.0%
-------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
4.87%                                                                     9,456,729                           9,456,729 (d,l)
(COST $9,456,729)

TOTAL INVESTMENTS                                                                                           156,804,333
(COST $114,693,856)

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                        455,220
                                                                                                         --------------
ET ASSETS  - 100.0%                                                                                      $  157,259,553
                                                                                                         ==============

NOTES TO SCHEDULES OF INVESTMENTS  March 31, 2006 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $1,274,004, and $10,238,575 or 1.74% and 9.36% of net assets for the GE
     Investments International Equity Fund and GE Investments Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(m)  Treasury Inflated Securities.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

+    Percentages are based on net assets as of March 31, 2006.


Abbreviations:

ADR       American Depository Receipt
GDR       Global Depository Receipt
Regd.     Registered
REIT      Real Estate Investment Trust
REMIC     Real Estate Mortgage Investment Conduit
SPDR      Standard & Poors Depository Receipts
STRIPS    Separate Trading of Registered Interest and Principal of Security
TBA       To be Announced


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 30, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Investments Funds, Inc.

Date:  May 30, 2006